File No. 2-89328
                                                               File No. 811-3957
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
                     Post-Effective Amendment No.   30                  [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
                     Post-Effective Amendment No.   29                  [X]
                                                 ----------

                        (Check appropriate box or boxes)

                      VARIFLEX SEPARATE ACCOUNT (VARIFLEX)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000


Amy J. Lee, Associate General Counsel
Security Benefit Group, Inc.
One Security Benefit Place
Topeka, KS 66636-0001
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 1, 2006

It is proposed that this filing will become effective:

[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485
[X]      on May 1, 2006, pursuant to paragraph (b) of Rule 485
[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]      on May 1, 2006, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual and group flexible premium deferred variable annuity contracts.


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                                                     [SECURITY BENEFIT(SM) LOGO]
                                                     Security Distributors, Inc.


      Prospectus                                May 1, 2006


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      VARIFLEX(R) VARIABLE ANNUITY
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                                                     ---------------------------
                                                          Important Privacy
                                                           Notice Included

                                                           See Back Cover
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V6908(R5-06)                                                         32-69084-00


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                          VARIFLEX(R) VARIABLE ANNUITY

                Issued By:                            Mailing Address:
Security Benefit Life Insurance Company  Security Benefit Life Insurance Company
One Security Benefit Place               P.O. Box 750497
Topeka, Kansas 66636-0001                Topeka, Kansas 66675-0497
1-800-888-2461

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      This Prospectus describes the Variflex Variable Annuity--a flexible purchase payment deferred variable annuity contract or single purchase payment immediate variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals and groups as a non-tax qualified retirement plan. The Contract is also available for individuals and groups in connection with a retirement plan qualified under Section 401, 402A, 403(b), 408, 408A or 457 of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called Variflex, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:(1)

o     AIM V.I. Basic Value

o     AIM V.I. Capital Development

o     AIM V.I. Global Health Care (formerly AIM V.I. Health Sciences)

o     AIM V.I. International Growth

o     AIM V.I. Mid Cap Core Equity

o     AIM V.I. Real Estate(2)

o     American Century VP Ultra(R)

o     American Century VP Value

o     Dreyfus IP Technology Growth

o     Dreyfus VIF International Value

o     Legg Mason Partners Variable Aggressive Growth

o     Legg Mason Partners Variable Small Cap Growth

o     MFS(R) VIT Research International

o     MFS(R) VIT Total Return

o     MFS(R) VIT Utilities

o     Neuberger Berman AMT Socially Responsive

o     Oppenheimer Main Street Small Cap

o     PIMCO VIT All Asset

o     PIMCO VIT CommodityReal-Return Strategy

o     PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     Royce Micro-Cap

o     Rydex VT Sector Rotation

o     SBL Equity

o     SBL Large Cap Value

o     SBL Money Market

o     SBL Global

o     SBL Diversified Income

o     SBL Enhanced Index

o     SBL Mid Cap Growth

o     SBL Managed Asset Allocation

o     SBL Equity Income

o     SBL High Yield

o     SBL Small Cap Value

o     SBL Mid Cap Value

o     SBL Small Cap Growth

o     SBL Select 25

o     SBL Alpha Opportunity

o     Van Kampen LIT Comstock

o     Van Kampen LIT Government

o     Van Kampen UIF Equity and Income

1 The SBL Large Cap Growth, SBL Main Street Growth and Income, and SBL Social Awareness Subaccounts are no longer available under the Contract, effective May 1, 2006. As a result, you may no longer allocate Purchase Payments or transfer Contract Value to those Subaccounts. However, you may continue to transfer Contract Value from those Subaccounts. The Board of Directors of SBL Fund has approved the reorganization of the funds underlying those Subaccounts and called a special meeting of shareholders to vote on the proposed reorganizations. If the reorganizations are approved by shareholders at the meeting of shareholders, which is expected to be held on June 1, 2006, SBL Fund Series G (Large Cap Growth), SBL Fund Series W (Main Street Growth and Income) and SBL Fund Series S (Social Awareness) (the "Acquired Funds") will be reorganized on a tax-free basis into SBL Fund Series Y (Select 25), SBL Fund Series H (Enhanced Index) and Neuberger Berman AMT Socially Responsive Portfolio (the "Acquiring Funds"), respectively, on or about June 16, 2006 (the "Closing Date"). Assuming that the reorganizations are consummated, if you have allocated Contract Value to the SBL Large Cap Growth, SBL Main Street Growth and Income, and/or SBL Social Awareness Subaccounts, your Contract Value allocated to each of those Subaccounts will be automatically allocated to the corresponding Acquiring Fund Subaccount, effective on the Closing Date. If you have in place an Automatic Investment Program or a Dollar Cost Averaging or Asset Reallocation option that includes an Acquired Fund Subaccount and you have not provided alternate instructions, the Company will allocate your Purchase Payment or Contract Value under such option to the corresponding Acquiring Fund Subaccount. If you currently have Contract Value allocated to the Acquired Fund Subaccounts, you may transfer it to another Subaccount(s) at any time.

2 The AIM V.I. Real Estate Fund will be renamed the AIM V.I. Global Real Estate Fund effective July 3, 2006.


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      The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

      This Prospectus is accompanied by the current prospectus for the Underlying Funds. You should read the prospectuses carefully and retain them for future reference.

      The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract will go up and down and you could lose money.


Date:  May 1, 2006
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V6908 (R5-06)                                                        32-69084-00


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Amounts allocated to the Fixed Account will accrue interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company.

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      You may return a Contract according to the terms of its Free-Look Right. See "Free-Look Right."


      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2006, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 45 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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                                Table of Contents


                                                                            Page

DEFINITIONS ..............................................................    4

SUMMARY ..................................................................    5
   Purpose of the Contract ...............................................    5
   The Separate Account and the Underlying Funds .........................    5
   Fixed Account .........................................................    5
   Purchase Payments .....................................................    5
   Contract Benefits .....................................................    6
   Free-Look Right .......................................................    6
   Charges and Deductions ................................................    6
   Tax-Free Exchanges ....................................................    7
   Contacting the Company ................................................    7

EXPENSE TABLE ............................................................    8
   Contract Owner Transaction Expenses ...................................    8
   Periodic Expenses .....................................................    8
   Example ...............................................................    8

CONDENSED FINANCIAL INFORMATION ..........................................    9

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE
   UNDERLYING FUNDS ......................................................   13
   Security Benefit Life Insurance Company ...............................   13
   Published Ratings .....................................................   13
   Separate Account ......................................................   13
   Underlying Funds ......................................................   13

THE CONTRACT .............................................................   15
   General ...............................................................   15
   Types of Variflex Contracts ...........................................   15
   Application for a Contract ............................................   16
   Purchase Payments .....................................................   16
   Allocation of Purchase Payments .......................................   16
   Dollar Cost Averaging Option ..........................................   17
   Asset Reallocation Option .............................................   17
   Transfers of Contract Value ...........................................   18
   Contract Value ........................................................   20
   Determination of Contract Value .......................................   20
   Cut-Off Times .........................................................   21
   Full and Partial Withdrawals ..........................................   21
   Systematic Withdrawals ................................................   22
   Free-Look Right .......................................................   22
   Death Benefit .........................................................   22
   Distribution Requirements .............................................   24
   Death of the Annuitant ................................................   24

CHARGES AND DEDUCTIONS ...................................................   24
   Contingent Deferred Sales Charge ......................................   24
   Withdrawal Charge for Certain Texas Participants ......................   25
   Waiver of Withdrawal Charge ...........................................   25
   Mortality and Expense Risk Charge .....................................   25
   Account Administration Charge .........................................   25
   Premium Tax Charge ....................................................   26
   Loan Interest Charge ..................................................   26
   Other Charges .........................................................   26
   Variations in Charges .................................................   26
   Guarantee of Certain Charges ..........................................   26
   Underlying Fund Expenses ..............................................   26

ANNUITY PERIOD ...........................................................   26
   General ...............................................................   26
   Annuity Options .......................................................   27
   Selection of an Option ................................................   28

THE FIXED ACCOUNT ........................................................   29
   Interest ..............................................................   29
   Death Benefit .........................................................   29
   Contract Charges ......................................................   29
   Transfers and Withdrawals from the Fixed Account ......................   30
   Payments from the Fixed Account .......................................   30

MORE ABOUT THE CONTRACT ..................................................   30
   Ownership .............................................................   30
   Designation and Change of Beneficiary .................................   30
   Dividends .............................................................   31
   Payments from the Separate Account ....................................   31
   Proof of Age and Survival .............................................   31
   Misstatements .........................................................   31
   Loans .................................................................   31
   Restrictions on Withdrawals from Qualified Plans ......................   32
   Restrictions Under the Texas Optional Retirement Program ..............   33

FEDERAL TAX MATTERS ......................................................   33
   Introduction ..........................................................   33
   Tax Status of Security Benefit and the Separate Account ...............   33
   Income Taxation of Annuities in General--Non-Qualified Plans ..........   34
   Additional Considerations .............................................   35
   Qualified Plans .......................................................   36

OTHER INFORMATION ........................................................   41
   Voting of Underlying Fund Shares ......................................   41
   Substitution of Investments ...........................................   41
   Changes to Comply with Law and Amendments .............................   41
   Reports to Owners .....................................................   42
   Electronic Privileges .................................................   42
   State Variations ......................................................   42
   Legal Proceedings .....................................................   42
   Sale of the Contract ..................................................   43
   Legal Matters .........................................................   44

PERFORMANCE INFORMATION ..................................................   44

ADDITIONAL INFORMATION ...................................................   45
   Registration Statement ................................................   45
   Financial Statements ..................................................   45

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION ...........................................................   45

OBJECTIVES FOR UNDERLYING FUNDS ..........................................   46

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement
APPENDIX C - Simple IRA Disclosure Statement


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You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
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Definitions

      Various terms commonly used in this Prospectus are defined as follows:

      Accumulation Period -- The period commencing on the Contract Date and ending on the Annuity Commencement Date or, if earlier, when you terminate the Contract, either through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

      Accumulation Unit -- A unit of measure used to calculate Contract Value.

      Administrative Office -- The Annuity Administration Department of Security Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

      Annuitant -- The person that you designate to receive annuity payments. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      Annuity -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.

      Annuity Commencement Date -- The date when annuity payments are to begin.

      Annuity Options -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      Annuity Period -- The period beginning on the Annuity Commencement Date during which annuity payments are made.

      Contract -- Your individual Contract issued to you by the Company or your certificate under a Group Contract.

      Contract Date -- The date shown as the Contract Date in a Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      Contract Debt -- The unpaid loan balance including loan interest.

      Contractowner or Owner -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. The term "Contractowner" or "Owner" is used in this Prospectus to refer to the Owner of an individual Contract or Participant under a Group Contract.

      Contract Value -- The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

      Contract Year -- Each twelve-month period measured from the Contract Date.

      Designated Beneficiary -- The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint Owner: The Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate. If you purchased your Contract prior to January 4, 1999, the Designated Beneficiary is the Primary Beneficiary; the Secondary Beneficiary; or if none of the above are alive, the Annuitant's estate.

      Fixed Account -- An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company.

      General Account -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      Group Contract -- A Contract issued to a group in connection with a Qualified Plan or a non-tax qualified retirement plan for which individual certificates are issued and a record of each Participant's interest in the Group Contract is maintained by the Company.

      Group Unallocated Contract -- A Contract issued to a group in connection with a Qualified Plan under which no individual accounts are established for Participants.

      Guaranteed Rate -- The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

      Hospital -- An institution that is licensed as such by the Joint Commission of Accreditation of Hospitals, or any lawfully operated institution that provides in-patient treatment of sick and injured persons through medical, diagnostic and surgical facilities directed by physicians and 24 hour nursing services.

      Participant -- A Participant under a Qualified Plan and/or a Group Contract or Group Unallocated Contract.

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      Purchase Payment -- An amount paid to the Company as consideration for the
Contract.

      Qualified Skilled Nursing Facility -- A facility licensed by the state to provide on a daily basis convalescent or chronic care for in-patients who, by reason of infirmity or illness, are not able to care for themselves.

      Separate Account -- Variflex, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      Subaccount -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      Terminal Illness -- An incurable condition that with a degree of medical certainty will result in death within one year.

      Underlying Fund -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      Valuation Date -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Valuation Period -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      Variflex Contract-401(k) and 408(k) -- A version of the Contract offered prior to May 1, 1990, to plans qualified under Section 401(k) or 408(k)(6) of the Internal Revenue Code. The differences between this Contract and the currently offered versions of the Contract qualifying under Section 401(k) and 408(k)(6) of the code are noted where appropriate.

      Withdrawal Value -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charge, a pro rata account administration charge, and any uncollected premium taxes. The Withdrawal Value during the Annuity Period under Option 9 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and also described in the Contract.

Purpose of the Contract -- The flexible purchase payment deferred variable annuity contract or single purchase payment immediate variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.


      You may purchase the Contract as a non-tax qualified retirement plan for an individual or group ("Non-Qualified Plan"). You may also purchase the Contract, on a group or individual basis, in connection with a retirement plan qualified under Section 401, 402A, 403(b), 408, 408A, or 457 of the Internal Revenue Code of 1986, as amended. These plans are sometimes referred to in this Prospectus as "Qualified Plans."


The Separate Account and the Underlying Funds -- The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Fixed Account -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company, which may not be less than the Guaranteed Rate. See "The Fixed Account."

Purchase Payments -- The minimum initial Purchase Payment is $500 for a Contract funding a Non-Qualified Plan or Group Unallocated Contract, $25 for a Contract funding a Qualified Plan and $2,500 for a single purchase payment immediate annuity. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. Subsequent Purchase Payments are not permitted for a single purchase payment immediate annuity. See "Purchase Payments."

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Contract Benefits -- You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

      At any time before the Annuity Commencement Date, you may surrender a Contract for its Withdrawal Value, and you may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Commencement Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

Free-Look Right -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account plus the Contract Value in the Subaccounts plus any charges deducted from Contract Value in the Subaccounts. The Company will refund Purchase Payments allocated to the Subaccounts rather than the Contract Value in those states and circumstances where it is required to do so.

Charges and Deductions -- The Company does not deduct sales load from Purchase Payments before allocating them to Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a withdrawal charge). The amount of the withdrawal charge depends on the Contract Year in which the withdrawal is made. We will waive the withdrawal charge on the first withdrawal in any Contract Year after the first Contract Year, to the extent that your withdrawal does not exceed the free withdrawal amount. The free withdrawal amount in any Contract Year is 10% of Contract Value as of the date of the first withdrawal in that Contract Year. You forfeit any free withdrawal amount not used on the first withdrawal in a Contract Year. The withdrawal charge does not apply to withdrawals of earnings. The amount of the charge will depend on the Contract Year in which the withdrawal is made, according to the following schedule:

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                                                         Withdrawal Charge
                                                   -----------------------------
                                                      The     Variflex Contract-
Contract Year                                      Contract    401(k) and 408(k)
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      1                                               8%               8%
      2                                               7%               8%
      3                                               6%               8%
      4                                               5%               8%
      5                                               4%               7%
      6                                               3%               6%
      7                                               2%               5%
      8                                               1%               4%
 9 and later                                          0%               0%
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      The amount of total withdrawal charges assessed against your Contract will never exceed 8% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds;
(2) certain systematic withdrawals; or (3) annuity options that provide for payments for life, or a period of at least seven years (five years for Contracts issued prior to January 4, 1999). Subject to insurance department approval, the Company will also waive the withdrawal charge on a full or partial withdrawal if the Owner has been diagnosed with a Terminal Illness, or has been confined to a Hospital or Qualified Skilled Nursing Facility for 90 consecutive days or more.

      A different withdrawal charge schedule applies if your Contract was issued after August 14, 2000, under a Section 403(b) retirement plan sponsored by a Texas institution of higher education (as defined in the Texas Education Code). See "Withdrawal Charge for Certain Texas Participants."

      Mortality and Expense Risk Charge. The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 1.2% of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge."

      Account Administration Charge. The Company will deduct from your Contract Value an annual administration charge of $30. The administration charge for the Variflex Contract - 401(k) and 408(k) is the lesser of $30 or 2% of Contract Value. The charge will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among those accounts. The Company does not assess the account administration charge against Contract Value which has been applied under Annuity Options 1 through 4, 9 and 10. See "Account Administration Charge."

      Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to your Contract. This charge will usually be deducted on the Annuity Commencement Date or upon full withdrawal if a premium tax was incurred by the Company and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals,

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may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      Loan Interest Charge. The Company charges an effective annual interest rate on a loan equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). The Company also will credit the amount in the loan account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is 2% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

      Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. For a description of these charges and expenses, see the prospectus for each Underlying Fund.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

Tax-Free Exchanges -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

Contacting the Company -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to Security Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3112 or 1-800-888-2461.

--------------------------------------------------------------------------------
                                        7

--------------------------------------------------------------------------------

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                    None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn
     attributable to Purchase Payments)                               8%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                        None
--------------------------------------------------------------------------------
Periodic Expenses are fees and expenses that you will pay
periodically during the time that you own the Contract, not
including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Account Administration Charge                                      $30(2)
--------------------------------------------------------------------------------
   Net Loan Interest Charge(3)                                        2.5%
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average
   Subaccount daily net assets)
--------------------------------------------------------------------------------
      Annual Mortality and Expense Risk Charge                        1.20%
--------------------------------------------------------------------------------
      Total Separate Account Annual Expenses                          1.20%
--------------------------------------------------------------------------------

1 The amount of the contingent deferred sales charge is determined by reference to the Contract Year in which the withdrawal is made. Withdrawals in the first Contract Year are subject to a charge of 8% declining to 0% in Contract Year 9 and later. The contingent deferred sales charge schedule is different for the Variflex Contract - 401(k) and 408(k) and for a Contract issued to a Participant under a Section 403(b) retirement plan sponsored by an institution of higher education as defined in the Texas Education Code. See "Contingent Deferred Sales Charge" and "Withdrawal Charge for Certain Texas Participants" for more information.

2 The account administration charge for the Variflex Contract - 401(k) and 408(k) is the lesser of $30 or 2% of Contract Value.


3 The net loan cost equals the difference between the amount of interest the Company charges you for a loan (5.5%, or 5.0% if your Contract was issued on or after January 4, 1999) and the amount of interest the Company credits to the loan account, which is credited at the Guaranteed Rate.

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


--------------------------------------------------------------------------------
                                                          Minimum      Maximum
--------------------------------------------------------------------------------
Total Annual Underlying Fund
Operating Expenses(1)                                      0.65%       4.28%(2)
--------------------------------------------------------------------------------

1 Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2005, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2005.

2 The actual minimum and maximum total annual operating expenses for the period ended December 31, 2005 after taking into account any contractual expense waivers and/or reimbursements were 0.65% and 2.50%, respectively.
--------------------------------------------------------------------------------


Example -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                               1        3        5       10
Variflex Contract                            Year     Years    Years    Years
--------------------------------------------------------------------------------
If you surrender your Contract at the end
of the applicable time period               $1,265   $2,166   $3,060   $5,350
--------------------------------------------------------------------------------
If you do not surrender or you
annuitize your Contract                        547    1,632    2,707    5,350
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               1       3         5       10
Variflex Contract - 401(k) and 408(k)        Year     Years    Years    Years
--------------------------------------------------------------------------------
If you surrender your Contract at the end
of the applicable time period               $1,265   $2,343   $3,324   $5,350
--------------------------------------------------------------------------------
If you do not surrender or you annuitize
your Contract                                  547    1,632    2,707    5,350
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                        8

--------------------------------------------------------------------------------

Condensed Financial Information


The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. Because the Neuberger Berman AMT Socially Responsive Subaccount was not in existence as of December 31, 2005, accumulation unit values and ending accumulation units outstanding for this Subaccount have not been provided.

------------------------------------------------------------------------------------------------------------------
                                                     Qualified                           Non-Qualified
                                       ---------------------------------------------------------------------------
                                                             Accumulation                          Accumulation
                                       Beginning  End of   Units Outstanding  Beginning  End of  Units Outstanding
Subaccount                    Year     of Period  Period   at End of Period   of Period  Period  at End of Period
------------------------------------------------------------------------------------------------------------------
Aim V.I. Basic Value          2005      $10.51    $ 10.95        258,189        $10.51   $10.95         27,514
Subaccount                    2004(c)    10.00      10.51        269,260         10.00    10.51         69,442
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital
Development Subaccount        2005(d)    10.00      10.37            511         10.00    10.37            295
------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care   2005       10.05      10.74        185,035         10.05    10.74         16,108
Subaccount (formerly AIM
V.I. Health Sciences)         2004(c)    10.00      10.05         68,263         10.00    10.05          7,379
------------------------------------------------------------------------------------------------------------------
AIM V.I. International
Growth Subaccount             2005(d)    10.00      10.72         15,987         10.00    10.72            871
------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core         2005       10.75      11.40        279,397         10.75    11.40         23,218
Equity Subaccount             2004(c)    10.00      10.75        308,734         10.00    10.75         30,239
------------------------------------------------------------------------------------------------------------------
AIM V.I. Real Estate          2005       12.66      14.29        693,388         12.66    14.29         58,409
Subaccount (e)                2004(c)    10.00      12.66        695,288         10.00    12.66        303,996
------------------------------------------------------------------------------------------------------------------
American Century VP           2005       10.43      10.51        443,620         10.43    10.51        132,210
Ultra(R) Subaccount           2004(c)    10.00      10.43        159,334         10.00    10.43        112,311
------------------------------------------------------------------------------------------------------------------
American Century VP           2005       10.88      11.27        487,177         10.88    11.27        226,828
Value Subaccount              2004(c)    10.00      10.88        460,200         10.00    10.88         79,502
------------------------------------------------------------------------------------------------------------------
Dreyfus IP Technology Growth
Subaccount                    2005(d)    10.00      10.22         12,685         10.00    10.22          4,078
------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International     2005       11.35      12.52        842,491         11.35    12.52        165,641
Value Subaccount              2004(c)    10.00      11.35        622,344         10.00    11.35        108,148
------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable
Aggressive Growth Subaccount  2005(d)    10.00      10.14          2,378         10.00    10.14            220
------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable
Small Cap Growth Subaccount   2005(d)    10.00      10.25          2,403         10.00    10.25             76
------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research
International Subaccount      2005(d)    10.00      10.57         12,502         10.00    10.57          1,417
------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total
Return Subaccount             2005(d)    10.00      10.09        187,462         10.00    10.09          5,873
------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities
Subaccount                    2005(d)    10.00      10.44          2,596         10.00    10.44             92
------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street       2005       11.05      11.98        244,139         11.05    11.98         38,478
Small Cap Subaccount          2004(c)    10.00      11.05        147,853         10.00    11.05         73,030
------------------------------------------------------------------------------------------------------------------
PIMCO VIT All                 2005       10.75      11.28        435,680         10.75    11.28        155,149
Asset Subaccount              2004(c)    10.00      10.75        200,137         10.00    10.75         28,966
------------------------------------------------------------------------------------------------------------------
PIMCO VIT
CommodityRealReturn Strategy
Subaccount                    2005(d)    10.00      10.36          5,967         10.00    10.36          2,322
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S.
Dollar-Hedged) Subaccount     2005(d)    10.00      10.16         35,556         10.00    10.16          2,594
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low                 2005       10.02      10.00        269,255         10.02    10.00        143,310
Duration Subaccount           2004(c)    10.00      10.02        141,185         10.00    10.02         21,044
------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real                2005       10.55      10.64      1,156,331         10.55    10.64        281,589
Return Subaccount             2004(c)    10.00      10.55        259,343         10.00    10.55         72,024
------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap Subaccount    2005(d)    10.00      10.43         14,100         10.00    10.43            972
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                        9

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                     Qualified                           Non-Qualified
                                       ---------------------------------------------------------------------------
                                                             Accumulation                          Accumulation
                                       Beginning  End of   Units Outstanding  Beginning  End of  Units Outstanding
Subaccount                    Year     of Period  Period   at End of Period   of Period  Period  at End of Period
------------------------------------------------------------------------------------------------------------------
Rydex VT Sector               2005      $10.27    $ 11.54        310,085        $10.27   $11.54         64,754
   Rotation Subaccount        2004(c)    10.00      10.27         74,357         10.00    10.27         10,893
------------------------------------------------------------------------------------------------------------------
                              2005       55.81      57.53      5,503,099         55.79    57.51      1,116,345
                              2004       52.39      55.81      6,452,722         52.37    55.79      1,306,127
                              2003       43.58      52.39      7,199,724         43.56    52.37      1,418,235
                              2002       58.11      43.58      8,030,694         58.09    43.56      1,595,994
Equity Subaccount             2001       66.40      58.11      9,088,299         66.37    58.09      1,816,980
                              2000       77.04      66.40     10,078,355         77.00    66.37      2,036,358
                              1999       72.11      77.04     12,075,377         72.07    77.00      2,537,119
                              1998       58.19      72.11     11,996,953         58.17    72.07      2,665,560
                              1997       45.76      58.19     11,293,953         45.74    58.17      2,652,767
                              1996       37.75      45.76     10,310,079         37.74    45.74      2,575,426
------------------------------------------------------------------------------------------------------------------
                              2005       55.84      60.98      4,777,515         55.79    60.93        984,401
                              2004       51.00      55.84      5,424,198         50.96    55.79      1,128,821
                              2003       40.08      51.00      6,010,035         40.04    50.96      1,269,521
                              2002       53.47      40.08      6,503,506         53.43    40.04      1,491,376
Large Cap Value Subaccount    2001       57.34      53.47      7,427,804         57.29    53.43      1,741,418
                              2000       62.24      57.34      8,480,619         62.18    57.29      2,055,288
                              1999       61.86      62.24     12,276,284         61.81    62.18      2,867,661
                              1998       58.22      61.86     14,055,295         58.17    61.81      3,323,526
                              1997       46.58      58.22     15,086,547         46.54    58.17      3,653,913
                              1996       39.88      46.58     15,264,292         39.84    46.54      3,721,884
------------------------------------------------------------------------------------------------------------------
                              2005       21.62      21.94         84,379         21.62    21.94        378,861
                              2004       21.73      21.62        946,496         21.73    21.62        435,775
                              2003       21.87      21.73      1,200,641         21.87    21.73        654,942
                              2002       21.87      21.87      1,855,254         21.87    21.87        812,347
Money Market Subaccount       2001       21.34      21.87      2,359,410         21.34    21.87      1,092,929
                              2000       20.38      21.34      2,127,226         20.38    21.34      1,281,580
                              1999       19.71      20.38      3,379,114         19.71    20.38      1,790,781
                              1998       18.97      19.71      3,068,671         18.98    19.71      1,314,658
                              1997       18.26      18.97      2,479,744         18.26    18.98      1,089,550
                              1996       17.59      18.26      3,252,140         17.59    18.26      1,681,230
------------------------------------------------------------------------------------------------------------------
                              2005       30.97      34.74      8,666,650         30.97    34.74      1,690,978
                              2004       26.39      30.97      9,457,409         26.39    30.97      1,867,135
                              2003       18.62      26.39     10,424,361         18.62    26.39      2,079,264
                              2002       24.38      18.62     10,933,028         24.38    18.62      2,357,360
Global Subaccount             2001       28.12      24.38     11,806,980         28.12    24.38      2,685,983
                              2000       27.49      28.12     13,345,698         27.49    28.12      3,288,694
                              1999       18.11      27.49     12,753,536         18.11    27.49      3,373,269
                              1998       15.26      18.11     12,848,790         15.26    18.11      3,724,722
                              1997       14.51      15.26     12,804,601         14.51    15.26      3,730,734
                              1996       12.51      14.51     11,881,450         12.51    14.51      3,484,411
------------------------------------------------------------------------------------------------------------------
                              2005       30.68      30.88      1,851,415         30.66    30.85        587,045
                              2004       29.91      30.68      2,009,015         29.89    30.66        684,927
                              2003       29.34      29.91      2,316,329         29.31    29.89        784,884
Diversified Income            2002       27.17      29.34      3,024,466         27.15    29.31      1,017,325
Subaccount                    2001       25.66      27.17      2,412,919         25.64    27.15        896,039
                              2000       23.92      25.66      2,354,855         23.90    25.64      1,003,346
                              1999       25.16      23.92      3,698,583         25.14    23.90      1,121,142
                              1998       23.58      25.16      3,419,362         23.56    25.14      1,321,999
                              1997       21.69      23.58      3,446,850         21.67    23.56      1,535,471
                              1996       22.11      21.69      3,673,833         22.09    21.67      1,377,342
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                     Qualified                           Non-Qualified
                                       ---------------------------------------------------------------------------
                                                             Accumulation                          Accumulation
                                       Beginning  End of   Units Outstanding  Beginning  End of  Units Outstanding
Subaccount                    Year     of Period  Period   at End of Period   of Period  Period  at End of Period
------------------------------------------------------------------------------------------------------------------
                              2005      $ 5.95    $  6.08      3,596,435       $  5.95   $ 6.08        206,522
                              2004        5.84       5.95      3,498,229          5.84     5.95        189,541
Large Cap Growth Subaccount   2003        4.76       5.84      3,207,587          4.76     5.84        741,035
                              2002        6.61       4.76      2,576,238          6.61     4.76        668,076
                              2001        7.91       6.61        808,629          7.91     6.61        222,143
                              2000(b)    10.00       7.91         24,399         10.00     7.91        673,725
------------------------------------------------------------------------------------------------------------------
                              2005        8.86       9.19      2,348,409          8.86     9.19        165,221
                              2004        8.16       8.86      2,374,433          8.16     8.86        122,470
                              2003        6.47       8.16      2,060,281          6.47     8.16        291,692
Enhanced Index Subaccount     2002        8.50       6.47      2,027,920          8.50     6.47        311,638
                              2001        9.88       8.50      1,925,639          9.88     8.50        302,681
                              2000       11.14       9.88         53,493         11.14     9.88      2,181,834
                              1999(a)    10.00      11.14        564,455         10.00    11.14        148,669
------------------------------------------------------------------------------------------------------------------
                              2005       45.23      48.18      5,421,589         45.21    48.16      1,298,955
                              2004       41.57      45.23      6,146,000         41.55    45.21      1,464,496
                              2003       26.92      41.57      6,923,798         26.90    41.55      1,664,818
                              2002       38.63      26.92      7,046,647         38.62    26.90      1,677,907
Mid Cap Growth Subaccount     2001       45.95      38.63      7,902,865         45.93    38.62      1,933,000
                              2000       39.83      45.95      9,476,967         39.81    45.93      1,270,378
                              1999       24.90      39.83      6,970,985         24.89    39.81      1,930,663
                              1998       21.37      24.91      6,781,176         21.36    24.89      2,140,621
                              1997       18.03      21.37      6,738,379         18.03    21.36      2,019,008
                              1996       15.46      18.03      5,563,881         15.46    18.03      1,559,302
------------------------------------------------------------------------------------------------------------------
                              2005       19.35      19.95      2,244,498         19.35    19.95        434,918
                              2004       17.69      19.35      2,295,289         17.69    19.35        480,138
                              2003       14.45      17.69      2,260,086         14.45    17.69        585,200
                              2002       16.18      14.45      2,075,682         16.18    14.45        579,533
Managed Asset                 2001       17.25      16.18      2,258,069         17.25    16.18        654,507
Allocation Subaccount         2000       17.63      17.25      1,990,484         17.63    17.25        687,389
                              1999       16.26      17.63      2,289,208         16.26    17.63        742,405
                              1998       13.89      16.26      1,950,323         13.89    16.26        739,827
                              1997       11.87      13.89      1,057,271         11.87    13.89        459,560
                              1996       10.66      11.87        626,179         10.66    11.87        374,276
------------------------------------------------------------------------------------------------------------------
                              2005       25.63      26.28      5,032,180         25.63    26.27        784,376
                              2004       22.67      25.63      5,039,891         22.67    25.63        882,705
                              2003       18.32      22.67      4,668,349         18.32    22.67        871,490
                              2002       21.42      18.32      4,690,891         21.42    18.32        970,790
Equity Income Subaccount      2001       21.40      21.42      4,369,075         21.39    21.42      1,080,433
                              2000       19.19      21.40      4,034,469         19.18    21.39      1,046,838
                              1999       18.83      19.19      5,492,102         18.83    19.18      1,379,765
                              1998       17.49      18.83      5,369,499         17.48    18.83      1,427,599
                              1997       13.78      17.49      4,135,375         13.78    17.48      1,257,818
                              1996       11.62      13.78      2,016,966         11.62    13.78        710,206
------------------------------------------------------------------------------------------------------------------
                              2005       16.41      16.83      1,235,766         16.41    16.83         22,821
                              2004       14.88      16.41      1,459,343         14.88    16.41         13,357
                              2003       12.38      14.88      1,476,469         12.38    14.88        385,971
High Yield Subaccount         2002       12.48      12.38        910,926         12.48    12.38        332,234
                              2001       12.09      12.48        509,774         12.09    12.48        172,694
                              2000       12.43      12.09          2,576         12.43    12.09        301,772
                              1999       12.43      12.43         89,145         12.43    12.43         95,775
------------------------------------------------------------------------------------------------------------------
                              2005       20.96      23.71      3,115,748         20.96    23.71        106,802
                              2004       17.62      20.96      3,054,877         17.62    20.96         47,751
Small Cap Value Subaccount    2003       11.82      17.62      2,417,300         11.82    17.62        564,964
                              2002       12.86      11.82      2,232,909         12.86    11.82        600,051
                              2001       10.65      12.86      2,165,394         10.65    12.86        601,352
                              2000(b)    10.00      10.65         22,150         10.00    10.65        231,015
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                     Qualified                           Non-Qualified
                                       ---------------------------------------------------------------------------
                                                             Accumulation                          Accumulation
                                       Beginning  End of   Units Outstanding  Beginning  End of  Units Outstanding
Subaccount                    Year     of Period  Period   at End of Period   of Period  Period  at End of Period
------------------------------------------------------------------------------------------------------------------
                              2005      $24.77     $25.70      2,513,048        $24.78   $25.71        549,364
                              2004       23.84      24.77      2,924,736         23.85    24.78        683,859
                              2003       19.47      23.84      3,232,680         19.47    23.85        760,899
                              2002       25.24      19.47      3,543,469         25.25    19.47        875,383
Social Awareness Subaccount   2001       29.38      25.24      3,950,615         29.41    25.25        992,868
                              2000       34.16      29.38      4,339,513         34.17    29.41      1,167,835
                              1999       29.50      34.16      4,298,149         29.51    34.17      1,188,307
                              1998       22.72      29.50      3,152,738         22.73    29.51      1,036,280
                              1997       18.75      22.72      2,531,119         18.75    22.73        904,831
                              1996       15.97      18.75      2,083,090         15.98    18.75        746,852
------------------------------------------------------------------------------------------------------------------
                              2005       41.52      47.67      4,482,964         41.52    47.67         87,591
                              2004       33.09      41.52      4,355,833         33.09    41.52         71,147
                              2003       21.71      33.09      3,407,524         21.71    33.09        628,784
Mid Cap Value Subaccount      2002       25.58      21.71      3,331,497         25.58    21.71        658,746
                              2001       23.29      25.58      3,062,821         23.29    25.58        703,426
                              2000       17.62      23.29         97,916         17.62    23.29      2,518,107
                              1999       14.89      17.62        577,404         14.89    17.62        189,495
------------------------------------------------------------------------------------------------------------------
                              2005        8.50       8.85      3,227,379          8.50     8.85         54,134
                              2004        7.91       8.50      3,315,847          7.91     8.50         25,820
Main Street Growth and        2003        6.34       7.91      2,639,711          6.34     7.91        460,928
Income(R) Subaccount          2002        7.95       6.34      2,277,964          7.95     6.34        444,894
                              2001        8.95       7.95      1,812,239          8.95     7.95        426,747
                              2000(b)    10.00       8.95         28,963         10.00     8.95      1,268,805
------------------------------------------------------------------------------------------------------------------
                              2005       16.26      17.27      3,089,520         16.26    17.27         82,205
                              2004       14.04      16.26      3,537,565         14.04    16.26         72,010
                              2003        9.08      14.04      3,509,748          9.08    14.04        767,802
Small Cap Growth Subaccount   2002       12.52       9.08      2,939,063         12.52     9.08        511,397
                              2001       17.57      12.52      3,216,970         17.57    12.52        806,870
                              2000       19.48      17.57         65,591         19.48    17.57      4,570,554
                              1999       10.31      19.48        992,293         10.31    19.48        319,874
------------------------------------------------------------------------------------------------------------------
                              2005        8.42       9.30      2,212,325          8.42     9.30        236,194
                              2004        7.64       8.42      2,375,456          7.64     8.42        211,997
                              2003        6.56       7.64      2,358,348          6.56     7.64        485,699
Select 25 Subaccount          2002        9.05       6.56      2,751,794          9.05     6.56        532,878
                              2001       10.17       9.05      2,961,348         10.17     9.05        609,728
                              2000       12.24      10.17         34,746         12.24    10.17      4,097,819
                              1999(a)    10.00      12.24      1,226,865         10.00    12.24        318,343
------------------------------------------------------------------------------------------------------------------
Alpha Opportunity             2005       10.76      11.34        619,169         10.76    11.34        105,378
Subaccount                    2004(c)    10.00      10.76        329,967         10.00    10.76         43,658
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT
Comstock Subaccount           2005(d)    10.00      10.19         18,986         10.00    10.19             --
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Government
Subaccount                    2005(d)    10.00      10.11         55,945         10.00    10.11          1,974
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity
and Income Subaccount         2005(d)    10.00      10.11         33,451         10.00    10.11          1,625
------------------------------------------------------------------------------------------------------------------

(a) Accumulation unit values for Enhanced Index and Select 25 Subaccounts are for the period May 3, 1999 (the date first publicly offered) to December 31, 1999.

(b) Accumulation unit values for Large Cap Growth, Small Cap Value and Main Street Growth and Income(R) Subaccounts are for the period May 1, 2000 (the date first publicly offered) to December 31, 2000.

(c) Accumulation unit values for these Subaccounts are for the period February 11, 2004 (the date first publicly offered) to December 31, 2004.

(d) Accumulation unit values for these Subaccounts are for the period November 15, 2005 (the date first publicly offered) to December 31, 2005.

(e) The AIM V.I. Real Estate Fund will be renamed the AIM V.I. Global Real Estate Fund effective July 3, 2006.


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                                       12

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Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Contract owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2005, the Company had total assets of approximately $12.3 billion. Together with its subsidiaries, the Company has total funds under management of approximately $15.7 billion.

      The Principal Underwriter for the Contracts is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Corporation, a financial services holding company.


Published Ratings -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account -- The Company established the Separate Account under Kansas law on January 31, 1984. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under the contracts may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contracts so provide. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contracts. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contracts are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life

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                                       13

--------------------------------------------------------------------------------

insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

      Administrative, Marketing, and Support Service Payments. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in consideration for distribution, administrative, marketing, and other services the Company (or its affiliates) provides. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, issuing, distributing, and administering the Contract.


      12b-1 Fees and Investor Services Fees. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees or investor services fees from certain of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees and investor services fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The Company and SDI anticipate they will receive 12b-1 fees or investor services fees ranging from 0% to 0.25% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

      Administrative Payments. The Company (or its affiliates) also receives from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds) a servicing fee for administrative and other services the Company (or its affiliates) provides relating to Separate Account operations. These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Payments of fees under these agreements do not increase the fees or expenses paid by the Underlying Funds or their shareholders. The Company and its affiliates anticipate they will receive administrative payments that range from 0.15% to 0.60% of the average net assets of the Contract invested in the Underlying Fund on an annual basis. The Company may also receive a servicing fee from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract invested in the Underlying Fund.


      Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      Total Payments. The Company and its affiliates, including SDI, anticipate they will receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees, investor services fees and/or administrative payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract invested in the Underlying Fund on an annual basis. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.


      Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will compensate the Company for providing administrative, marketing, and support services, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. It is also available as a single purchase payment immediate variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that you assume the risk of investment gain or loss under the Contract rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Commencement Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.


      The Contract is available for purchase by an individual or group as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 401, 402A, 403(b), 408, 408A, or 457 of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) pension, profit-sharing and 401(k) plans established by an employer for the benefit of its employees under Section 401, including self-employed individuals' retirement plans (sometimes called HR-10 and Keogh plans), (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employees pension plan, (3) SIMPLE IRA plans established under Section 408, (4) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b) or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


Types of Variflex Contracts -- Different types of the Contract are offered by the Company through this Prospectus. The types of the Contract vary in the amount and timing of the minimum Purchase Payments, and in various other respects. The different types of the Contract are described below:

      Single Purchase Payment Immediate Annuity. This type of Contract is used for an individual where a single Purchase Payment has been allocated to provide for annuity payments to commence immediately.

      Flexible Purchase Payment Deferred Annuity. This type of Contract is used for an individual where periodic Purchase Payments will be made with annuity payments to commence at a later date.

      Group Flexible Purchase Payment Deferred Annuity Contract. This type of Contract is used when Purchase

--------------------------------------------------------------------------------
                                       15

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Payments under group plans are to be accumulated until the retirement date of each Participant. Under a Group Allocated Contract, Contract Value is established for each Participant for whom payments are being made and the benefit at retirement will be determined by your Contract Value at that time.

      Under a Group Unallocated Contract, the Purchase Payments are not allocated to the individual Participants but are credited to the Contractowner's account. When a Participant becomes entitled to receive payments under the provisions of the Plan, the appropriate amount of Contract Value may be withdrawn by the Contractowner to provide the Participant with an annuity.

Application for a Contract -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 80 (age 75 for Contracts issued in Florida). If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Purchase Payments -- The minimum initial Purchase Payment is $500 for a Contract funding a Non-Qualified Plan or Group Unallocated Contract, $25 for a Contract funding a Qualified Plan and $2,500 for single purchase payment immediate annuity. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The Company does not permit subsequent Purchase Payments for a single purchase payment immediate annuity. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will notify you that it does not have the necessary information to issue a Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Commencement Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments -- In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25 per payment being allocated to any one Subaccount or the Fixed Account. The allocations must be a whole dollar or whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

Dollar Cost Averaging Option -- Prior to the Annuity Commencement Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.


      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The minimum amount that you may transfer each month, quarter, semiannually or annually to any one Subaccount, is $25. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."


      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."


Asset Reallocation Option -- Prior to the Annuity Commencement Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period. Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.


      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. If you are a participant in a Group Contract qualified under Internal Revenue Code
Section 401, the Asset Reallocation Request will be effective on the first Valuation Date of the calendar quarter following the receipt of the request.

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------


Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.


      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."


Transfers of Contract Value -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.


      You may also transfer Contract Value from the Subaccounts to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

      The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      The Company generally does not limit the frequency of transfers, although the Company reserves the right to limit the number of transfers to 14 in a Contract Year. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

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                                       18

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o     whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.


      If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

--------------------------------------------------------------------------------------------------------------------------
                                                                                                              Number of
                                                                                                             Round Trips
                                                 Subaccount                                                   Transfers
--------------------------------------------------------------------------------------------------------------------------
SBL Money Market                                                                                              Unlimited
--------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Van Kampen UIF Equity and Income                                                        8(1)
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset, Rydex VT Sector Rotation                                                                    6(1)
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I.                        4(1)
International Growth, AIM V.I. Mid Cap Core Equity, AIM V.I. Real Estate(3), Dreyfus IP Technology
Growth, Dreyfus VIF International Value, Legg Mason Partners Variable Aggressive Growth, Legg
Mason Partners Variable Small Cap Growth, MFS(R) VIT Research International, MFS(R) VIT Total
Return, MFS(R) VIT Utilities, Neuberger Berman AMT Socially Responsive, Oppenheimer Main Street
Small Cap Fund, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged),
PIMCO VIT Low Duration, PIMCO VIT Real Return, SBL Alpha Opportunity, SBL Diversified Income,
SBL Enhanced Index, SBL Equity, SBL Equity Income, SBL Global, SBL High Yield, SBL Large Cap Value,
SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Select 25, SBL Small Cap Growth,
SBL Small Cap Value, Van Kampen LIT Government
--------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R), American Century VP Value                                                          2(1)
--------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap                                                                                                  1(2)
--------------------------------------------------------------------------------------------------------------------------

1 Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount.
      Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

2 Number of round trip transfers that can be made in any 45-day period before the Company will prohibit further transfers to that Subaccount.
      Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

3     AIM V.I. Real Estate Fund will be renamed the AIM V.I Global Real Estate
      Fund effective July 3, 2006.
--------------------------------------------------------------------------------------------------------------------------


      In addition to the Company's own frequent transfer procedures, managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.


      To the extent permitted by applicable law, the Company reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds in the future. The Company expects to be contractually obligated to prohibit transfers by Owners identified by an Underlying Fund and to provide Owner transaction data to the Underlying Funds upon request. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.


      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice

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                                       19

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as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the SBL Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value -- The Contract Value is the sum of the amounts under your Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value -- Your Contract Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which you have allocated Contract Value, the interest credited to the Fixed Account, payment of Purchase Payments, the amount of any outstanding Contract Debt, partial withdrawals, and the charges assessed in connection with the Contract. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain

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                                       20

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--------------------------------------------------------------------------------

charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange ("NYSE"), normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

Cut-Off Times -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

Full and Partial Withdrawals -- A Contractowner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Commencement Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Commencement Date are permitted only under Annuity Options 5 through 9. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper Withdrawal Request form must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charge (if the withdrawal is made from Purchase Payments before the 9th Contract Year (or before the 8th Contract Year if your Contract was issued after August 14, 2000, under a Section 403(b) retirement plan sponsored by a Texas institution of higher education), a pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge."

      The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments before the 9th Contract Year (8th Contract Year if your Contract was issued after August 14, 2000, under a Section 403(b) retirement plan sponsored by a Texas institution of higher education) will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

charge or premium tax charge in addition to the payment amount. See "Premium Tax Charge." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal. For Contracts issued prior to January 4, 1999, if your withdrawal exceeds 90% of Contract Value, the Company may elect to treat your withdrawal as a full withdrawal. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the loan account.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Contractowner's instructions to the Company. If a Contractowner does not specify the allocation, the Company will deduct the withdrawal in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 401(a), 403, 408 or 457 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


Systematic Withdrawals -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Commencement Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time after the first Contract Year, or during the first Contract Year, if Contract Value is $40,000 or more at the time of election. A Contractowner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. A Contractowner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Contractowner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.


      Each systematic withdrawal must be at least $25. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated from the Contractowner's Contract Value in the Subaccounts and the Fixed Account, as directed by the Contractowner. If a Contractowner does not specify the allocation, the systematic withdrawal will be deducted from the Contract Value in the Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

      Systematic withdrawals generally are subject to any applicable withdrawal charges. Systematic withdrawals may be made without a withdrawal charge provided that you have not made a free withdrawal during the Contract Year and your systematic withdrawals do not exceed an amount determined as follows: 10% of Contract Value as of the Valuation Date the first systematic withdrawal request is received during the Contract Year. Systematic withdrawals that exceed this amount are subject to any applicable withdrawal charge.

      The Company may, at any time, discontinue, modify, or suspend systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

Free-Look Right -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. The Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account, plus the Contract Value in the Subaccounts, plus any charges deducted from Contract Value in the Subaccounts. The Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value in those states and circumstances that require it to do so.

Death Benefit -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties.

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                                       22

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Naming different persons as Owner(s), Annuitant(s) and Designated
Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Owner (or Annuitant if you purchased your Contract prior to January 4, 1999) dies prior to the Annuity Commencement Date, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's (or if applicable, the Annuitant's) death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner prior to the Annuity Commencement Date and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If the Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Commencement Date and instructions regarding payment. Additionally, if the Owner is not a natural person, the amount of the death benefit will be based on the age of the oldest Annuitant on the date the Contract was issued. If the death of the Owner occurs on or after the Annuity Commencement Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, and any uncollected premium tax. If an Owner (or if applicable, the Annuitant) dies during the Accumulation Period and the age of each Owner (or Annuitant) was 75 or younger on the date the Contract was issued, the amount of the death benefit will be the greatest of:

o The sum of all Purchase Payments, less any reductions caused by previous withdrawals,

o The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company, or

o     The stepped-up death benefit.

The stepped-up death benefit is:

o The largest death benefit on any Contract anniversary that is an exact multiple of six and occurs prior to the oldest Owner (or if applicable, the Annuitant) attaining age 76, plus

o     Any Purchase Payments made since the applicable Contract anniversary, less

o     Any withdrawals since the applicable anniversary.

For Contracts in effect for six Contract Years or more as of May 1, 1991, the Contract anniversary immediately preceding May 1, 1991, is deemed to be the sixth Contract anniversary for purposes of determining the stepped-up death benefit.

      If an Owner (or if applicable, an Annuitant) dies during the Accumulation Period and the age of any Owner (or Annuitant) was 76 or greater on the date the Contract was issued, the death benefit will be the greater of:

o The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office, or

o     Total Purchase Payments reduced by any partial withdrawals.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

      Death Benefit for Certain Florida Residents. If you were a resident of Florida and purchased your Contract prior to January 4, 1999, your death benefit is as follows. If the Annuitant is 75 or younger as of the date of his or her death, the death benefit is the greatest of: (1) the sum of all Purchase Payments reduced by any partial withdrawals; (2) the Contract Value as of the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office; or (3) the largest Contract Value on any Contract anniversary that is an exact multiple of six, plus any Purchase Payments applied since that anniversary, less any partial withdrawals since that anniversary. If the Annuitant is 76 or older as of the date of his or her death, the death benefit is the Contract Value as of the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office, less any applicable withdrawal charge. The Company currently waives the withdrawal charge applicable to the death benefit.

      Death Benefit for Group Unallocated Contracts. The death benefit under a Group Unallocated Contract is determined by reference to the terms of the Qualified Plan. The Contractowner must inform the Company of the amount of the death benefit, and its payment will be treated as a partial withdrawal. The Company will not impose a withdrawal charge upon such a withdrawal

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                                       23

--------------------------------------------------------------------------------

and it will not be considered a free withdrawal under the Contract.

Distribution Requirements -- For Contracts issued in connection with Non-Qualified Plans, the federal tax laws require that the Company pay a death benefit upon the death of the Owner, and the Company will do so under all Contracts, including those issued prior to January 4, 1999. If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Commencement Date or receive the death benefit proceeds.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with Qualified Plans, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant -- For Contracts issued currently, if the Annuitant dies prior to the Annuity Commencement Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Commencement Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death. See "Death Benefit" for a discussion of the death benefit in the event of the Annuitant's death for Contracts issued prior to January 4, 1999.

Charges and Deductions

Contingent Deferred Sales Charge -- The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a withdrawal charge) on a full or partial withdrawal, including systematic withdrawals, depending upon the Contract Year in which the withdrawal is made.

      The Company will waive the withdrawal charge on the first withdrawal in any Contract Year after the first Contract Year, to the extent that such withdrawal does not exceed the Free Withdrawal amount. The Free Withdrawal amount in any Contract Year is equal to 10% of Contract Value as of the date of the first withdrawal in that Contract Year. You forfeit any Free Withdrawal amount not used on the first withdrawal in a Contract Year. The withdrawal charge generally applies to the amount of any withdrawal attributable to Purchase Payments that exceeds the Free Withdrawal amount.

      If your Contract is funding a charitable remainder trust, the free withdrawal is available beginning in the first Contract Year, and you may make periodic free withdrawals provided that the total free withdrawals in any Contract Year do not exceed the Free Withdrawal amount discussed above.

      For Group Unallocated Contracts, the free withdrawal is available after the first Contract Year. The first withdrawal in each calendar month under such a Contract is free to the extent that total free withdrawals in any Contract Year do not exceed 10% of Contract Value as of the beginning of that Contract Year.

      The withdrawal charge does not apply to withdrawals of earnings. For the purpose of determining any withdrawal charge, the Company deems any withdrawals that are subject to the withdrawal charge to be made first from Purchase Payments and then from earnings. Free Withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges. The amount of the charge will depend on the Contract Year in which the withdrawal is made according to the following schedule:

--------------------------------------------------------------------------------
                                                 Withdrawal Charge
                          ------------------------------------------------------
                                                                Variflex
   Contract                           The                 Contract-401(k) and
     Year                           Contract                     408(k)
--------------------------------------------------------------------------------
       1                              8%                         8%
       2                              7%                         8%
       3                              6%                         8%
       4                              5%                         8%
       5                              4%                         7%
       6                              3%                         6%
       7                              2%                         5%
       8                              1%                         4%
  9 and later                         0%                         0%
--------------------------------------------------------------------------------

      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 8% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) certain systematic withdrawals; or (3) annuity options that provide for payments

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                                       24

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for life, or a period of at least 7 years (5 years if you purchased your
Contract prior to January 4, 1999). Subject to insurance department approval, the withdrawal charge also will be waived on a full or partial withdrawal if the Owner has been diagnosed with a Terminal Illness, or has been confined to a Hospital or Qualified Skilled Nursing Facility for 90 consecutive days or more. See "Waiver of Withdrawal Charge." The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

Withdrawal Charge for Certain Texas Participants -- Notwithstanding the withdrawal charges set forth above, if your Contract was issued after August 14, 2000, under a Section 403(b) retirement plan sponsored by a Texas institution of higher education (as defined in the Texas Education Code), your withdrawal charge schedule is as follows:

               -------------------------------------------------
                  Contract Year            Withdrawal Charge
               -------------------------------------------------
                        1                         7%
                        2                         7%
                        3                         6%
                        4                         5%
                        5                         4%
                        6                         3%
                        7                         2%
                   8 and later                    0%
               -------------------------------------------------

Waiver of Withdrawal Charge -- The Company will waive the withdrawal charge in the event of confinement to a Hospital or Nursing Facility, provided the following conditions are met: (1) the Contractowner has been confined to a "hospital" or "qualified skilled nursing facility" (as defined on page 4) for at least 90 consecutive days prior to the date of the withdrawal; (2) the Contractowner is so confined when the Company receives the waiver request and became so confined after the date the Contract was issued; and (3) the request for waiver submitted to the Company is accompanied by a properly completed claim form which may be obtained from the Company and a written physician's statement acceptable to the Company certifying that such confinement is a medical necessity and is due to illness or infirmity.

      The Company also will waive the surrender charge due to Terminal Illness provided the following conditions are met: (1) the Contractowner has been diagnosed by a licensed physician with a "terminal illness" (as defined on page
3); (2) such illness was first diagnosed after the Contract was issued; and (3) a request for waiver is submitted to the Company accompanied by a properly completed claim form that may be obtained from the Company and a written statement by a licensed physician certifying that the Owner has been diagnosed with a terminal illness and the date such diagnosis was first made.

      The Company reserves the right to have the Contractowner examined by a physician of its choice and at its expense to determine if the Contractowner is eligible for a waiver. The waiver is not available in certain states pending department of insurance approval. If the waiver is later approved by the insurance department of a state, the Company intends to make the waiver available to all Contractowners in that state at that time, but there can be no assurance that the waiver will be approved. The terminal illness waiver is not available to Contractowners residing in New Jersey. Prospective Contractowners should contact their agent concerning availability of the waiver in their state.

Mortality and Expense Risk Charge -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 1.2% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses.

Account Administration Charge -- The Company will deduct from your Contract Value an account administration charge of $30 (or if less, 2% of Contract Value for the Variflex Contract - 401(k) and 408(k)) at each Contract anniversary. The account administration charge is not assessed against Contract Value that has been applied under Annuity Options 1 through 4, 9 and 10. The Company deducts the account administration charge annually, but will waive the charge if your Contract Value is $25,000 or more, and your Contract has been in force eight or more years on the date the charge is to be deducted. The Company will deduct the account administration charge from your Contract Value in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

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                                       25

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      The Company will deduct a pro rata account administration charge upon:

o     A full withdrawal of Contract Value

o     Payment of a death benefit

o The Annuity Commencement Date if one of Annuity Options 1 through 4, 9 or 10 is elected

o The first deduction of the account administration charge if the Contract has been in force for less than a full calendar year

The purpose of this charge is to reimburse the Company for the expenses associated with administration of the Contract. The Company does not expect to profit from this charge.

Premium Tax Charge -- Various states and municipalities impose a tax on premiums received by insurance companies on annuity contracts. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company generally deducts this charge upon the Annuity Commencement Date or upon full withdrawal if a premium tax was incurred and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Loan Interest Charge -- The Company charges an effective annual interest rate on a loan equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). The Company also will credit the amount in the loan account with an effective annual interest rate equal to the Guaranteed Rate. After offsetting interest credited at the Guaranteed Rate, the net cost of a loan is 2% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

Other Charges -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."

Variations in Charges -- The Company may reduce or waive the amount of the contingent deferred sales charge and account administration charge for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement. The Company will only reduce or waive such charges where expenses associated with the sale of the Contract or the costs associated with administering and maintaining the Contract are reduced. The Company may also reduce or waive the contingent deferred sales charge and account administration charge on Contracts sold to directors, officers and bona fide full-time employees of the Company and its affiliated companies; the spouses, grandparents, parents, children, grandchildren and sibling of such directors, officers and employees and their spouses; any trust, pension, profit-sharing or other benefit plan established by any of the foregoing corporations for persons described above; and salespersons (and their spouses and minor children) who are licensed with the Company to sell variable annuities. Contracts so purchased are for investment purposes only and may not be resold except to the Company. No sales commission will be paid on such Contracts.

Guarantee of Certain Charges -- The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 1.2% of each Subaccount's average daily net assets and the account administration charge will not exceed $30 per year.


Underlying Fund Expenses -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.


Annuity Period

General -- You select the Annuity Commencement Date at the time of application. If you purchase a single purchase payment immediate annuity, your annuity payments will commence on the Contract Date. Otherwise,

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                                       26

--------------------------------------------------------------------------------

your Annuity Commencement Date may not be prior to the third annual Contract Anniversary (ninth annual Contract Anniversary for Contracts issued in Oregon after August 31, 1999) and may not be deferred beyond the Annuitant's 95th birthday (90th birthday for Contracts issued prior to January 4, 1999). The terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Commencement Date, the Annuity Commencement Date will be the later of the Annuitant's 65th birthday or the tenth annual Contract Anniversary. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Commencement Date.

      On the Annuity Commencement Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms--either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Commencement Date, reduced by any applicable premium taxes, any outstanding Contract Debt, and for Options 1 through 4, 9 and 10, a pro rata account administration charge.

      The Contracts provide for several Annuity Options. The Company may make other Annuity Options available upon request. Although Options 1 through 10 may not be described, or are numbered differently, in some Contracts, the Company makes these Options available to all Contractowners, except that Option 9 is not available under certain forms of the Contract. Annuity payments under Annuity Options 1 through 4, 9 and 10 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 10, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Commencement Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 through 8 as described below, annuity payments are based upon Contract Value without regard to annuity rates. If no Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic option which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 10 years under Option 2.

      Annuity Options 1 through 4 and 10 provide for annuity payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $50 ($25 for Contracts issued prior to January 4,1999). If the frequency of payments selected would result in payments of less than $50 (or $25 if applicable), the Company reserves the right to change the frequency.

      You may designate or change an Annuity Commencement Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Commencement Date set forth in the Contract. The date selected as the new Annuity Commencement Date must be at least 30 days after the date written notice requesting a change of Annuity Commencement Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 10, an Annuitant or Owner cannot change the Annuity Option, make partial withdrawals, or surrender his or her annuity and receive a lump sum settlement in lieu thereof. Under Annuity Options 5 through 9, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals) after the Annuity Commencement Date, subject to any applicable withdrawal charge, premium tax charge and pro rata account administration charge.

      An Owner may transfer Contract Value among the Subaccounts during the Annuity Period under Annuity Options 1 through 4, 7 and 8.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 9 and 10, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable annuity and each annuity payment for a fixed annuity.

Annuity Options --

      Option 1 -- Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death

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                                       27

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occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

      Option 2 -- Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

      Option 3 -- Life with Installment Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first annuity payment, annuity payments will continue to the Designated Beneficiary until that number of payments has been made.

      Option 4 -- Joint and Last Survivor. Periodic annuity payments will be made during the lifetime of either Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Option 5 -- Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner, with the guarantee that, if, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

      Option 6 -- Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

      Option 7 -- Deposit Option. The amount due under the Contract on the Annuity Commencement Date may be left on deposit with the Company in its General Account with interest at the rate of not less than 2% per year. Interest will be paid annually, semiannually, quarterly or monthly as you elect. This Option is not available under Contracts used in connection with Qualified Plans.

      Option 8 -- Age Recalculation. Periodic annuity payments will be made based upon the Annuitant's life expectancy, or the joint life expectancy of the Annuitant and his or her beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year. The payments are computed by reference to government actuarial tables and are made until Contract Value is exhausted. Upon the Annuitant's death, any Contract Value will be paid to the Designated Beneficiary.

      Option 9 -- Period Certain. Periodic annuity payments will be made for a stated period which may be 5, 10, 15, or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      Option 10 -- Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 9 and 10 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

Selection of an Option -- You should carefully review the Annuity Options with your financial or tax advisers. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later

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                                       28

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than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under Qualified Plans, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. For Non-Qualified Plans, the Company does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday (90th birthday for Contracts issued prior to January 4, 1999).

The Fixed Account

      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

      Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account.

Interest -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

      For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, withdrawals, loans or transfers from the Fixed Account will be deemed to be taken from Purchase Payments and Contract Value allocated to the Fixed Account on a first in, first out basis. Any interest attributable to such amounts shall be deemed to be taken before the amount of the Purchase Payment or other Contract Value allocated to the Fixed Account. For more information about transfers and withdrawals from the Fixed Account, see the discussion of the Fixed Account options below. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

      If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

Death Benefit -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

Contract Charges -- Premium taxes, withdrawal charges and the account administration charge will be

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                                       29

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the same for Contractowners who allocate Purchase Payments or transfer Contract
Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

Transfers and Withdrawals From the Fixed Account -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are limited in a Contract Year to not more than the greatest of:

1.    $5,000,

2. one-third of the Contract Value allocated to the Fixed Account at the time of the first transfer from the Fixed Account in the Contract Year, or

3. 120% of the amount transferred from the Fixed Account during the previous Contract Year.

The Company reserves the right for a period of time to allow transfers from the Fixed Account in amounts that exceed the limits set forth above ("Waiver Period"). In any Contract Year following such a Waiver Period, the total dollar amount that may be transferred from the Fixed Account is the greatest of: (1) above; (2) above; or (3) 120% of the lesser of: (i) the dollar amount transferred from the Fixed Account in the previous Contract Year; or (ii) the maximum dollar amount that would have been allowed in the previous Contract Year under the transfer provisions above absent the Waiver Period.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value allocated to the Fixed Account. Transfer of Contract Value pursuant to the Asset Reallocation Option is not currently subject to any minimums. The minimum transfer under the Dollar Cost Averaging Option is $25. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers and to limit the amount that may be subject to transfer.


      Effective June 1, 2006, for Contracts with a Guaranteed Rate of 4% or higher, the Company will limit the amount of transfers to the Fixed Account in any Contract Year to $10,000 or 10% of your Contract Value at the beginning of such Contract Year, whichever is greater. The foregoing limit on transfers does not include transfers occurring before June 1, 2006, or transfers under an Automatic Asset Reallocation or Dollar Cost Averaging option, provided that such option as initially implemented or subsequently amended by the Owner does not violate the limit.


      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Contractowners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

Payments from the Fixed Account -- Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership -- The Contractowner is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows, subject to any limitations under your Qualified Plan. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

      Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner (or if applicable, the Annuitant) during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint
Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. If you purchased your Contract prior to January 4, 1999, the Designated Beneficiary is the first person on the following list who is alive on the date of death of the Annuitant: the Primary Beneficiary, the Secondary Beneficiary or if none of the above are alive, the Annuitant's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's

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records. Careful consideration should be given to the manner in which the
Contract is registered, as well as the designation of the Primary Beneficiary. The Contractowner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date the form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends -- The Contract may share in the surplus earnings of the Company. However, the current dividend scale is zero and the Company does not anticipate that dividends will be paid. Certain states will not permit the Contract to be issued as a dividend-paying policy.

Payments from the Separate Account -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the NYSE is closed other than customary weekend and holiday closings,

o     During which trading on the NYSE is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

Proof of Age and Survival -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Loans -- If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Commencement Date. The minimum loan that may be taken is $1,000 ($500 for Contracts issued in New Jersey). The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

      When an eligible contractowner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account." Amounts allocated to the Loan Account earn 3%, the minimum rate of interest guaranteed under the Fixed Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

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      Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be equal to the Guaranteed Rate plus 2% (2.5% if your Contract was issued prior to January 4, 1999). Because the Contract Value maintained in the Loan Account (which will earn the Guaranteed Rate) will always be equal in amount to the outstanding loan balance, the net cost of a loan is 2% if your Contract was issued on or after January 4, 1999 and 2.5% if your Contract was issued prior to January 4, 1999.

      Loans must be repaid within five years, unless the loan is to be used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Commencement Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

      If you do not make any required loan payment within 30 days of the due date for loans with a monthly repayment schedule or within 90 days of the due date for loans with a quarterly repayment schedule, your total outstanding loan balance will be deemed to be in default for tax reporting purposes. The entire loan balance, with any accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has gone into default, regularly scheduled payments will not be accepted. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59 1/2. The Contract will be automatically terminated if the outstanding loan balance on a loan in default equals or exceeds the Withdrawal Value. The proceeds from the Contract will be used to repay the debt and any applicable withdrawal charge. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

      While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

      In the event that you elect to exchange your Contract for a contract of another company, you need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

      You should consult with your tax adviser on the effect of a loan.

      Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Contractowners should contact their agent concerning availability of loans in their state.

Restrictions on Withdrawals from Qualified Plans -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to your contributions made after December 31, 1988 under a salary reduction agreement begin only after you (i) reach age 59 1/2, (ii) have a severance from employment, (iii) die, (iv) become disabled, or (v) incur a hardship. Furthermore, we may not distribute to you on account of hardship gains accrued after December 31, 1988 attributable to such contributions. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should be aware that

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Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship distribution.

      If you own a Contract purchased as a Section 403(b) tax-sheltered annuity contract, you will not be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to your contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to your December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. You may be able to transfer your Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of
Section 403(b) that are available under your employer's Section 403(b) arrangement.

      The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

Restrictions Under the Texas Optional Retirement Program -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

Federal Tax Matters

Introduction -- The Contract described in this Prospectus is designed for use by individuals and groups as a non-tax qualified retirement plan and for individuals and groups which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, you should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

Tax Status of Security Benefit and the Separate Account --

      General. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      Charge for Security Benefit Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the

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Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contractowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Contractowner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General--Non-Qualified Plans -- Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      Surrenders or Withdrawals Prior to the Annuity Commencement Date. Code
Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Commencement Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      Surrenders or Withdrawals on or After the Annuity Commencement Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The

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remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancy) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

Additional Considerations --

      Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Commencement Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Commencement Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Commencement Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Commencement
Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount

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would otherwise have been excluded from income because of the "exclusion ratio"
under the contract.

      Possible Tax Changes. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, payee or other beneficiary who is not also the Owner, the selection of certain Annuity Commencement Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.


Qualified Plans -- The Contract may be used with Qualified Plans that meet the requirements of Section 401, 402A, 403(b), 408, 408(A) or 457 of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantages beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, a Contractowner's beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      Section 401. Code Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing and 401(k) plans) for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees and therefore eligible to participate in such plans. Retirement plans established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.


      In order for a retirement plan to be "qualified" under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting; (ii) not discriminate in favor of "highly compensated" employees; (iii) provide contributions or benefits that do not exceed certain limitations; (iv) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan;
(v) provide for distributions that comply with certain minimum distribution requirements; (vi) provide for certain spousal survivor benefits (vii) have a written plan document that complies with all the requirements of Code Section 401; and (viii) comply with numerous other qualification requirements.

      A retirement plan qualified under Code Section 401 may be funded by employer contributions, employee contributions or a combination of both. Plan participants are normally not subject to tax on employer contributions until such amounts are actually distributed from the plan. Certain accounts in a 401(k) plan that allow "Roth" contributions beginning in 2006 are subject to tax when made. However, income earned on those after-tax Roth contributions can be distributed free from any federal income tax


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in a "qualified distribution." Other plans, rarely seen in recent years, provide or once provided for contributions that are made on an after-tax basis. For these and other 401(a) plans, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

      Each employee's interest in a retirement plan qualified under Code Section 401 must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). The required beginning date for 5% owners is April 1 of the calendar year following the year in which the owner attains age 70 1/2. Periodic distributions must be made, beginning by the required beginning date, in installments at least equal to amounts determined under regulations prescribed by the Internal Revenue Service.

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed to a designated beneficiary before the close of the calendar year following the year of the employee's death and be made in installments at least equal to amounts determined under regulations prescribed by the Internal Revenue Service. If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary, or if delayed distributions are elected by the designated beneficiary, the entire account must be distributed by the end of the fifth full calendar year following the employee's death.


      Annuity payments distributed from a retirement plan qualified under Code
Section 401 are taxable under Section 72 of the Code. Section 72 provides that the portion of each payment attributable to contributions that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment. The portion so excluded is determined by dividing the employee's investment in the plan by (1) the number of anticipated payments determined under a table set forth in Section 72 of the Code or (2) in the case of a contract calling for installment payments, the number of monthly annuity payments under such contract. The portion of each payment in excess of the exclusion amount is taxable as ordinary income. Once the employee's investment has been recovered, the full annuity payment will be taxable. If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction on his final return. If the employee made no contributions that were taxable when made, the full amount of each annuity payment is taxable to him as ordinary income.

      A "lump-sum" distribution from a retirement plan qualified under Code
Section 401 may be eligible for favorable tax treatment by certain individuals. A "lump-sum" distribution means the distribution within one taxable year of the balance to the credit of the employee which becomes payable: (i) on account of the employee's death, (ii) after the employee attains age 59 1/2, (iii) on account of the employee's termination of employment (in the case of a common law employee only) or (iv) after the employee has become disabled (in the case of a self-employed person only).

      As a general rule, a lump-sum distribution is fully taxable as ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free. However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

      Distributions from a retirement plan qualified under Code Section 401 may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Section 403(b) annuities are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 401 of the Code. See "Section 401."

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.


      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. Beginning in 2006, however, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

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      Roth 403(b). Beginning January 1, 2006, employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code
Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to this Contract in most states.

      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, they are "qualifying distributions" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

      Roth contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account.

      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

      The employee may roll over distributions from a Roth 403(b) account to another Roth 403(b) account, or to a Roth IRA. A Roth account may accept a rollover from another Roth 403(b) account, but not a Roth IRA.

      Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."


      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) 100% of the individual's earned income under current tax law or the applicable dollar amount as shown in the table below:


              --------------------------------------------
                      Tax Year                Amount
              --------------------------------------------
                      2006-2007               $4,000
                 2008 and thereafter          $5,000
              --------------------------------------------

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($75,000 for 2006 for a married couple filing a joint return and $50,000 for a single taxpayer in 2006). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 401 of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the Contractowner reaches age 70 1/2--the Contractowner's retirement date, if any, will not affect his or her required beginning date. See "Section 401." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.


      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


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      SIMPLE Individual Retirement Annuities. Certain employers with no more than 100 employees may establish a Savings Incentive Match Plan for Employees of Small Employers (SIMPLE plans). Depending upon the type of SIMPLE plan, employers may deposit the plan contributions into a single trust or into SIMPLE Individual Retirement Annuities ("SIMPLE IRA") established by each participant. The contract may be purchased by a trust for a SIMPLE plan and is also available as a SIMPLE IRA annuity.


      Information on eligibility to participate in an employer's SIMPLE Plan will be included in the summary description of the plan furnished to the participants by their employer. Contributions to a SIMPLE IRA will generally include salary deferral contributions and employer contributions. On a pre-tax basis, participants may elect to contribute through salary deferrals based on a stated percentage of the employee's compensation. Such salary deferrals are limited to the applicable dollar amount of $10,000 for the 2006 tax year.

      The $10,000 limit may be adjusted for inflation in $500 increments after 2006. If an individual is age 50 or over, catch-up contributions can be made to the SIMPLE IRA in an amount up to the lesser of (i) the individual's compensation for the tax year, reduced by all elective deferrals that were made to other plans, or (ii) $2,500.

      The $2,500 limit will be adjusted for inflation in $500 increments after 2006. In addition, employers are required to make either (1) a dollar-for-dollar matching contribution or (2) a nonelective contribution to each participant's account each year. In general, matching contributions must equal up to 3% of compensation, but under certain circumstances, employers may make lower matching contributions. Instead of the match, employers may make a nonelective contribution equal to 2% of compensation.

      In general, SIMPLE IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 401 of the Code; however, the required beginning date for SIMPLE IRAs is generally the April 1 following the calendar year that the Contractowner reaches age 70 1/2. The Contractowner's retirement date will not affect his or her required beginning date. Amounts contributed to SIMPLE IRAs generally are excludable from the taxable income of the participant. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the participant.

      Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

      Regular contributions to a Roth IRA are not deductible and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made In amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distribution, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.


      Section 457. Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments, such as schools, as well as tax-exempt organizations to defer a portion of their compensation without paying current taxes if those employees are participants in an eligible deferred compensation plan. A Section 457 plan may permit the purchase of Contracts to provide benefits thereunder.

      Although a participant under a Section 457 plan may be permitted to direct or choose methods of investment, in the case of a tax-exempt employer sponsor, all amounts deferred under the plan and any income thereon remain solely the property of the employer and subject to the claims of its general creditors, until paid to the participant. The assets of a Section 457 plan maintained by a state or local government employer must be held in trust (or custodial account or an annuity contract) for the exclusive benefit of plan participants. A
Section 457 plan must not permit the distribution of a participant's benefits until the participant attains age 70 1/2, terminates employment or incurs an "unforeseeable emergency."

      Section 457 plans are generally subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 401 of the Code. See "Section 401." Since under a Section 457 plan, contributions are generally excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence or other distributions are made.

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Distributions from a Section 457 plan for a tax-exempt employer, are not eligible for tax-free rollovers. Distributions from a governmental 457 plan may be rolled over to another eligible retirement plan including an individual retirement account or annuity (IRA).

      Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the individual's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 401 plan or Section 403(b) plan (other than Roth sources) or a governmental
Section 457 plan is paid to the participant in an "eligible rollover distribution" and the participant transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.


      An "eligible retirement plan" will be another retirement plan qualified under Code Section 401, a Section 403(b) plan, a traditional individual retirement account or annuity under Code Section 408, or governmental deferred compensation plan under Code Section 457.


      For a Roth 401(k) or 403(b) account, a rollover, including a direct rollover, can only be made to the same kind of account in another plan (such as a Roth 401(k) to a Roth 401(k), but not a Roth 403(b)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover Roth 401(k) or 403(b) contributions should seek competent tax advice.


      A Section 401 plan, a Section 403(b) plan or a governmental 457 plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      Tax Penalties. Premature Distribution Tax. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancy) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that is rolled over or transferred in accordance with Code requirements; or (viii) that is transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. In addition, the 10% penalty tax is generally not applicable to distributions from a Section 457 plan. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

      Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs and tax-exempt entity Section 457 plans) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

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Other Information

Voting of Underlying Fund Shares -- You indirectly (through the Separate Account) purchase shares of the Underlying Funds when you allocate Purchase Payments to the Subaccounts. The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. Under current law, the Company will vote shares of the Underlying Funds held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Contract Value allocated to the particular Subaccount. The Company will vote all shares for which no timely voting instructions are received in the same proportion as the shares for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Underlying Funds in its own right, it may elect to do so.

      Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which you may give voting instructions to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

Substitution of Investments -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company's management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. In addition, upon 30 days notice to the holder of a Group Contract, the Company may make other changes to a Group Contract that will apply only to individuals who become participants after the effective date of the change.

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Reports to Owners -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases made automatically from your bank account or pursuant to a salary reduction arrangement, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.


Electronic Privileges -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.


      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

Legal Proceedings -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

      In 2003 and 2004, the SEC requested information from the Company relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices, policies, and procedures relating to trading in mutual fund shares. The Company responded to the information requests and is not aware of any problems

--------------------------------------------------------------------------------
                                       42

--------------------------------------------------------------------------------

with respect to such matters involving the Company, SDI, or the Separate
Account.

Sale of the Contract -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.


      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2005, 2004, and 2003, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $1,520,779, $1,664,120, and $1,654,766 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

      Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.


     The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.


      Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.


--------------------------------------------------------------------------------
                                       43

--------------------------------------------------------------------------------


      The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2005 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
Vantage Securities, Inc., OFG Financial Services, Inc., Aquarius Fund Distributors, Inc., Brecek & Young Advisors, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, PlanMember Securities Corporation, Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., Questar Capital Corporation, Geneos Wealth Management, Inc., VSR Financial Services, Inc., Legacy Financial Services, Inc., Investment Advisors and Consultants, Inc. and PacVest Associates, Inc.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.


      Additional Compensation Paid to Affiliated Selling Broker-Dealers. In addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.




Legal Matters -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contracts under Kansas law, and the validity of the forms of the Contracts under Kansas law.

Performance Information

      Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, mortality and expense risk charge and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contracts were not available for purchase until June 8, 1984, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the

--------------------------------------------------------------------------------
                                       44

--------------------------------------------------------------------------------

Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donaghue Money Market Institutional Averages, the Lehman Brothers Government Corporate Index, the Morgan Stanley Capital International's EAFE Index or other indices measuring performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general or representative of a particular type of security: (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

      Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and (iii) the Company's rating or a rating of the Company's claim-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Additional Information

Registration Statement -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


Financial Statements -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of the Variflex Separate Account at December 31, 2005, and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


Table of Contents for Statement of Additional Information

      The Statement of Additional Information contains more specific information and financial statements relating to the Company and its Subsidiaries. The table of contents of the Statement of Additional Information is set forth below:

THE CONTRACT
   Valuation of Accumulation Units
   Computation of Variable Annuity Payments
   Illustration
   Termination of Contract
   Group Contracts

PERFORMANCE INFORMATION

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX QUALIFIED RETIREMENT PLANS
   Section 401
   Section 403(b)


   Roth 403(b)
   Sections 408 and 408A

   Section 457


ASSIGNMENT

SAFEKEEPING OF VARIFLEX ACCOUNT ASSETS

STATE REGULATION

EXPERTS

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       45

--------------------------------------------------------------------------------

Objectives for Underlying Funds

--------------------------------------------------------------------------------
There is no guarantee that any Underlying Fund will meet its investment objective.
--------------------------------------------------------------------------------

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.


--------------------------------------------------------------------------------------------------------------------
Underlying Fund          Share Class    Investment Objective            Investment Adviser
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic            Series II     Long-term growth of capital     AIM Advisors, Inc.
Value Fund                                                              11 Greenway Plaza, Suite 100
                                                                        Houston, TX 77046-1173
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital          Series II     Long-term growth of capital     AIM Advisors, Inc.
Development Fund                                                        11 Greenway Plaza, Suite 100
                                                                        Houston, TX 77046-1173
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Global            Series I     Capital growth                  AIM Advisors, Inc.
Heath Care Fund                                                         11 Greenway Plaza, Suite 100
                                                                        Houston, TX 77046-1173
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International    Series II     Long-term growth of capital     AIM Advisors, Inc.
Growth Fund                                                             11 Greenway Plaza, Suite 100
                                                                        Houston, TX 77046-1173
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap          Series II     Long-term growth of capital     AIM Advisors, Inc.
Core Equity Fund                                                        11 Greenway Plaza, Suite 100
                                                                        Houston, TX 77046-1173
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Real Estate       Series I     High total return               INVESCO Institutional (N.A.), Inc.
Fund (to be renamed                                                     Suite 250
AIM V.I. Global Real                                                    1355 Peachtree Street, NE
Estate Fund effective                                                   Atlanta, GA
July 3, 2006)
--------------------------------------------------------------------------------------------------------------------
American Century           Class II     Long-term capital growth        American Century Investment Management, Inc.
VP Ultra(R) Fund                                                        4500 Main Street
                                                                        Kansas City, MO 64111
--------------------------------------------------------------------------------------------------------------------
American Century           Class II     Long-term capital growth        American Century Investment Management, Inc.
VP Value Fund                                                           4500 Main Street
                                                                        Kansas City, MO 64111
--------------------------------------------------------------------------------------------------------------------
Dreyfus IP                 Service      Capital appreciation            The Dreyfus Corporation
Technology Growth                                                       200 Park Avenue
Portfolio                                                               New York, NY 10166
--------------------------------------------------------------------------------------------------------------------
Dreyfus VIF                Service      Long-term capital growth        The Dreyfus Corporation
International Value                                                     200 Park Avenue
Portfolio                                                               New York, NY 10166
--------------------------------------------------------------------------------------------------------------------
Legg Mason Variable        Class II     Capital appreciation            Salomon Brothers Asset Management Inc.
Aggressive Growth                                                       399 Park Avenue
Fund                                                                    New York, NY 10022
--------------------------------------------------------------------------------------------------------------------
Legg Mason Variable        Class II     Long-term growth of capital     Salomon Brothers Asset Management Inc.
Small Cap Growth Fund                                                   399 Park Avenue
                                                                        New York, NY 10022
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research        Service      Capital appreciation            Massachusetts Financial Services Company
International Series                                                    500 Boylston Street
                                                                        Boston, MA 02116
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total           Service      Above-average income (compared  Massachusetts Financial Services Company
Return Series                           to a portfolio invested         500 Boylston Street
                                        entirely in equity securities)  Boston, MA 02116
                                        consistent with the prudent
                                        employment of capital
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       46

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Underlying Fund           Share Class   Investment Objective            Investment Adviser
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT                 Service      Capital growth and current      Massachusetts Financial Services Company
Utilities Series                        income (income above that       500 Boylston Street
                                        available from a portfolio      Boston, MA 02116
                                        invested entirely in equity
                                        securities)
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT       Class S      Long-term growth of capital     Neuberger Berman Management, Inc.
Socially Responsive                                                     605 Third Avenue
Portfolio                                                               New York, NY 10158
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main           Service      Capital appreciation            OppenheimerFunds, Inc.
Street Small Cap                                                        Two World Financial Center
Fund(R)/VA                                                              225 Liberty Street, 11th Floor
                                                                        New York, NY 10281
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT All           Administrative  Maximum real return consistent  Pacific Investment Management Company LLC
Asset Portfolio                         with preservation of real       840 Newport Center Drive, Suite 100
                                        capital and prudent             Newport Beach, CA 92660
                                        investment management
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT               Administrative  Maximum real return consistent  Pacific Investment Management Company LLC
CommodityRealReturn                     with prudent investment         840 Newport Center Drive, Suite 100
Strategy Portfolio                      management                      Newport Beach, CA 92660
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign       Administrative  Maximum total return,           Pacific Investment Management Company LLC
Bond Portfolio (U.S.                    consistent with preservation    840 Newport Center Drive, Suite 100
Dollar-Hedged)                          of capital and prudent          Newport Beach, CA 92660
                                        investment management
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low           Administrative  Maximum real return consistent  Pacific Investment Management Company LLC
Duration Portfolio                      with preservation of capital    840 Newport Center Drive, Suite 100
                                        and prudent investment          Newport Beach, CA 92660
                                        management
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real          Administrative  Maximum real return consistent  Pacific Investment Management Company LLC
Return Portfolio                        with preservation of real       840 Newport Center Drive, Suite 100
                                        capital and prudent investment  Newport Beach, CA 92660
                                        management
--------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap                         Long-term growth of capital     Royce & Associates, LLC
Portfolio                                                               1414 Avenue of the Americas
                                                                        New York, NY 10019
--------------------------------------------------------------------------------------------------------------------
Rydex VT Sector                         Respond to the dynamically      Rydex Investments
Rotation Fund                           changing economy by moving its  9601 Blackwell Rd., Suite 500
                                        investments among different     Rockville, MD 20850
                                        sectors or industries
--------------------------------------------------------------------------------------------------------------------
Series A                                Long-term capital growth        Security Management Company, LLC
(SBL Equity)                                                            One Security Benefit Place
                                                                        Topeka, KS 66636
--------------------------------------------------------------------------------------------------------------------
Series B                                Long-term growth of capital     Security Management Company, LLC
(SBL Large Cap Value)                                                   One Security Benefit Place
                                                                        Topeka, KS 66636
--------------------------------------------------------------------------------------------------------------------
Series C                                High level of current income    Security Management Company, LLC
(SBL Money Market)                      as is consistent with           One Security Benefit Place
                                        preserving capital              Topeka, KS 66636
--------------------------------------------------------------------------------------------------------------------
Series D                                Long-term growth of capital     OppenheimerFunds, Inc.
(SBL Global)                                                            498 Seventh Avenue
                                                                        New York, NY 10018
--------------------------------------------------------------------------------------------------------------------
Series E                                Current income with security    Security Management Company, LLC
(SBL Diversified                        of principal                    One Security Benefit Place
Income)                                                                 Topeka, KS 66636
--------------------------------------------------------------------------------------------------------------------
Series H                                Outperform S&P 500 Index        Northern Trust Investments, N.A.
(SBL Enhanced Index)                                                    50 La Salle Street
                                                                        Chicago, IL 60675
--------------------------------------------------------------------------------------------------------------------
Series J                                Capital appreciation            Security Management Company, LLC
(SBL Mid Cap Growth)                                                    One Security Benefit Place
                                                                        Topeka, KS 66636
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       47

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
Underlying Fund           Share Class   Investment Objective            Investment Adviser
--------------------------------------------------------------------------------------------------------------------
Series N                                High level of total return      T. Rowe Price Associates, Inc.
(SBL Managed Asset                                                      100 East Pratt Street
Allocation)                                                             Baltimore, MD 21202
--------------------------------------------------------------------------------------------------------------------
Series O                                Substantial dividend income     T. Rowe Price Associates, Inc.
(SBL Equity Income)                     and capital appreciation        100 East Pratt Street
                                                                        Baltimore, MD 21202
--------------------------------------------------------------------------------------------------------------------
Series P                                High current income             Security Management Company, LLC
(SBL High Yield)                                                        One Security Benefit Place
                                                                        Topeka, KS 66636
--------------------------------------------------------------------------------------------------------------------
Series Q                                Long-term capital appreciation  Wells Capital Management Inc.
(SBL Small Cap Value)                                                   525 Market Street
                                                                        San Francisco, CA 94105
--------------------------------------------------------------------------------------------------------------------
Series V                                Diversified portfolio of        Security Management Company, LLC
(SBL Mid Cap Value)                     equity securities that, when    One Security Benefit Place
                                        purchased, have market          Topeka, KS 66636
                                        capitalizations that are
                                        similar to those of companies
                                        in the Russell 2500 Value
                                        Index
--------------------------------------------------------------------------------------------------------------------
Series X                                Long-term growth of capital     RS Investment Management, L.P.
(SBL Small Cap                                                          388 Market Street
Growth)                                                                 San Francisco, CA 94111
--------------------------------------------------------------------------------------------------------------------
Series Y                                Long-term growth of capital     Security Management Company, LLC
(SBL Select 25)                                                         One Security Benefit Place
                                                                        Topeka, KS 66636
--------------------------------------------------------------------------------------------------------------------
Series Z                                Long-term growth of capital     Mainstream Investment Advisers, LLC
(SBL Alpha                                                              101 West Spring Street, Suite 401
Opportunity)                                                            New Albany, IN 47150
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT             Class II     Capital growth and income       Van Kampen Asset Management
Comstock Portfolio                                                      1221 Avenue of the Americas
                                                                        New York, NY 10020
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT             Class II     High current return consistent  Van Kampen Asset Management
Government Portfolio                    with preservation of capital    1221 Avenue of the Americas
                                                                        New York, NY 10020
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF             Class II     Capital appreciation and        Morgan Stanley Investment Management Inc.
Equity and Income                       current income                  1221 Avenue of the Americas
Portfolio                                                               New York, NY 10020
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       48

--------------------------------------------------------------------------------
SECURITY BENEFIT LIFE INSURANCE COMPANY(R)
A Member of The Security Benefit Group of CompaniesSM
One Security Benefit Place, Topeka, Kansas 66636-0001












                                   VARIFLEX(R)
                           VARIABLE ANNUITY CONTRACTS










STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2006
RELATING TO THE PROSPECTUS DATED MAY 1, 2006,

AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME
(785) 438-3112
(800) 888-2461

--------------------------------------------------------------------------------

SECURITY BENEFIT LIFE INSURANCE COMPANY
A Member of The Security Benefit Group of Companies
One Security Benefit Place, Topeka, Kansas 66636-0001




                                    VARIFLEX
                           VARIABLE ANNUITY CONTRACTS

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                   May 1, 2006


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Variflex Variable Annuity Contracts (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated May 1, 2006, by calling 1-800-888-2461, or writing to Security Benefit Life Insurance Company, One Security Benefit Place, Topeka, Kansas 66636-0001. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.


                                TABLE OF CONTENTS


                                                            Page
THE CONTRACT...............................................   3
   Valuation of Accumulation Units.........................   3
   Computation of Variable Annuity Payments................   3
   Illustration............................................   3
   Termination of Contract.................................   4
   Group Contracts.........................................   4
PERFORMANCE INFORMATION....................................   4
LIMITS ON PURCHASE PAYMENTS PAID
   UNDER TAX-QUALIFIED RETIREMENT PLANS....................   5
   Section 401.............................................   5
   Section 403(b)..........................................   5
   Roth 403(b).............................................   5
   Sections 408 and 408A...................................   5
   Section 457.............................................   6
ASSIGNMENT.................................................   6
SAFEKEEPING OF VARIFLEX ACCOUNT ASSETS.....................   6
STATE REGULATION...........................................   6
EXPERTS....................................................   6
FINANCIAL STATEMENTS.......................................   7


--------------------------------------------------------------------------------
                                        2

THE CONTRACT
The following provides additional information about the Contracts which supplements the description in the Prospectus and which may be of interest to some Contractowners.

VALUATION OF ACCUMULATION UNITS -- The Accumulation Unit value for a Subaccount on any day is equal to (a) divided by (b), where (a) is the net asset value of the Underlying Fund shares of the Subaccount less the mortality and expense risk charge and any deduction for provision for federal income taxes and (b) is the number of Accumulation Units of that Subaccount at the beginning of that day.

The value of a Contract on any Valuation Date during the Accumulation Period can be determined by subtracting (b) from (a), where (a) is determined by multiplying the total number of Accumulation Units of each Subaccount within Variflex credited to the Contract by the applicable Accumulation Unit value of each such Subaccount, and (b) is any pro rata account administration charge. During the Accumulation Period, all cash dividends and other cash distributions made to each Subaccount will be reinvested in additional shares of the corresponding Underlying Fund.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS --

DETERMINATION OF AMOUNT OF FIRST ANNUITY PAYMENT. For Annuities under options 1 through 4, 9 and 10, the Contracts specify tables indicating the dollar amount of the first monthly payment under each optional form of Annuity for each $1,000 applied. The total first monthly annuity payment is determined by multiplying the value of your Contract (expressed in thousands of dollars) by the amount of the first monthly payment per $1,000 of value, in accordance with the tables specified in your Contract. The value of your Contract for the purpose of establishing the first periodic payment under options 1, 2, 3, 4 and 10 or similar life contingent payment options mutually agreed upon is equal to the number of Accumulation Units applied to the option times the Accumulation Unit value as of the close of the Annuity Commencement Date (or for Contracts issued prior to January 4, 1999, as of the end of the second day preceding the Annuity Commencement Date). For Annuities under these options, any pro rata account administration charge is assessed prior to the first annuity payment under such option. For Annuities under options 5 through 8 or other mutually agreed upon non-life contingent payment option (aside from option 9), the value of your Contract for the purpose of the first and subsequent periodic payments is based on the Accumulation Unit value as of the end of the day the annuity payment is made.

AMOUNT OF THE SECOND AND SUBSEQUENT ANNUITY PAYMENTS. For Variable Annuities under options 1 through 4, 9 and 10, the amount of the first monthly annuity payment determined as described above is divided by the applicable value of an Annuity Unit (see below) as of the close of the Annuity Commencement Date to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, unless Annuity Units are transferred among Subaccounts. The dollar amount of the annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the day the payment is due.

ANNUITY UNIT. The value of an Annuity Unit originally was set at $1.00. The value of an Annuity Unit for any subsequent day is determined by multiplying the value for the immediately preceding day by the product of (a) the Net Investment Factor for the day for which the value is being calculated and (b) .9999057540, the interest neutralization factor (the factor required to neutralize the assumed interest rate of 3 1/2% built into the annuity rates specified in the Contract). The Net Investment Factor of any Subaccount is determined by subtracting 0.00003307502, the mortality and expense risk charge, from the ratio of (a) to (b) where (a) is the value of a share of the Underlying Fund at the end of the day plus the value of any dividends or other distributions attributable to such share during a day and minus any applicable income tax liabilities as determined by the Company, and (b) is the value of a share of the Underlying Fund at the end of the previous day.

ILLUSTRATION -- The Annuity Unit and the Annuity payment may be illustrated by the following hypothetical example: Assume an Annuitant at the Annuity Commencement Date has credited to his or her Contract 4,000 Accumulation Units and that the value of an Accumulation Unit was $5.13, producing a total value for the Contract of $20,520. Any premium taxes due would reduce the total value of the Contract that could be applied towards the Annuity; however, in this illustration it is assumed no premium taxes are applicable. Assume also the Annuitant elects an option for which the annuity table specified in the Contract indicates the first monthly payment is $6.40 per $1,000 of value applied; the resulting first monthly payment would be 20.520 multiplied by $6.40 or $131.33.

Assume the Annuity Unit value for the day on which the first payment was due was $1.0589108749. When this is divided into the first monthly payment the number of Annuity Units represented by that payment is 124.0236578101. The value of the same number of Annuity Units will be paid in each subsequent month.

Assume further the value of a Subaccount share was $5.15 at the end of the day preceding the date of the second annuity payment, that it was $5.17 at the end of the due date of the second Annuity payment and that there was no cash income during such second day. The Net Investment Factor for that second day was
1.0038504201 ($5.17 divided by $5.15 minus .00003307502). Multiplying this factor by


--------------------------------------------------------------------------------
                                        3

0.9999057540 to neutralize the assumed interest rate (the 3 1/2% per annum built into the number of Annuity Units as determined above) produces a result of
1.0037558112. The Annuity Unit value for the valuation period is therefore
1.0639727137 which is 1.0037558112 x $1.0599915854 (the value at the beginning of the day).

The current monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value or 124.0236578101 times $1.0639727137 which produces a current monthly payment of $131.96.

TERMINATION OF CONTRACT -- The Company reserves the right to terminate any Group Unallocated Contract under the following circumstances: (1) the Contract Value is less than $10,000 after the end of the first Contract Year, or $20,000 after the end of the third Contract Year; (2) the Qualified Plan pursuant to which the Contract is issued is terminated for any reason or becomes disqualified under
Section 401 or 403 of the Internal Revenue Code; or (3) for any reason after the eighth Contract Year. For Contracts issued on or after January 4, 1999, the Company also reserves the right to terminate a Contract if Account Value is less than $2,000 at any time after the first Contract Year and prior to the Annuity Commencement Date. For Contracts issued prior to January 4, 1999, the Company may terminate a Contract if the following conditions exist during the Accumulation Period: (1) no Purchase Payments have been received by the Company for the Contract for two full years; (2) the combined value of the Contract in the Separate and Fixed Accounts is less than $2,000; and (3) the value of the Contract which is allocated to the Fixed Account, projected to the maturity date, would produce installments of less than $20 per month using contractual guarantees. Termination of a Contract may have adverse tax consequences. (See the Prospectus at "Full and Partial Withdrawals," "Distribution Requirements," and "Federal Tax Matters.")

GROUP CONTRACTS -- In the case of Group Allocated Contracts, a master group contract is issued to the employer or other organization, or to the trustee, who is the Contractowner. The master group contract covers all Participants. Where funds are allocated to a Participant Account, each Participant receives a certificate which summarizes the provisions of the master group contract and evidences participation in the Plan established by the organization. A Group Unallocated Contract is a contract between the Contractowner and the insurance company and individual accounts are not established for Participants.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Variflex Separate Account may appear in advertisements, sales literature or reports to Contractowners or prospective purchasers. Performance information in advertisements or sales literature may be expressed as yield and effective yield of the SBL Money Market Subaccount, and yield, average annual total return and total return of all Subaccounts. Current yield for the SBL Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes and income other than investment income) over a particular seven-day period, less a hypothetical charge reflecting deductions from Contractowner accounts during the period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of 1%. "Effective yield" for the SBL Money Market Subaccount assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


              Effective Yield = ((Base Period Return + 1)365/7) - 1

Quotations of average annual total return for any Subaccount of the Separate Account will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Subaccount over certain periods that will include periods of 1, 5 and 10 years (up to the life of the Subaccount), calculated pursuant to the following formula:

                                 P(1 + T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Such total return figures reflect the deduction of the applicable contingent deferred sales charge and other recurring Variflex fees and charges on an annual basis, including charges for mortality and expense risk and the account administration charge, although other quotations may be simultaneously given that do not assume a surrender and do not take into account deduction of a contingent deferred sales charge or the account administration charge.

Quotations of total return for any Subaccount of the Separate Account will be based on a hypothetical investment in an Account over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the separate account (on an annual basis) except the account administration charge and the applicable contingent deferred sales charge.

Although Variflex Contracts were not available for purchase until June 8, 1984, the underlying investment vehicle for


--------------------------------------------------------------------------------
many of the Variflex subaccounts has been in existence since May 26, 1977. Performance information for Variflex may also include quotations of average annual total return and total return for periods, beginning prior to the availability of the Contract, that incorporate the performance of the Underlying Funds. Any quotation of performance that pre-dates the date of inception of the Variflex Separate Account (or a Subaccount thereof as applicable) will be accompanied by average annual total return reflecting the deduction of the applicable contingent deferred sales charge and other Variflex fees and charges since the date of inception of the Subaccount.

Performance information for any Subaccount reflects only the performance of a hypothetical investment in the Subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the series of the Fund in which the Subaccount of the Separate Account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 401 -- The applicable annual limits on Purchase Payments for a Contract used in connection with a retirement plan that is qualified under Section 401 of the Internal Revenue Code depend upon the type of plan. Total Purchase Payments on behalf of a Participant to all defined contribution plans maintained by an employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $44,000, or (b) 100% of the Participant's annual compensation. Salary reduction contributions to a cash-or-deferred (401(k)) arrangement under a profit sharing plan are subject to additional annual limits under Section 402(g). Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participants will receive under the plan formula. The maximum annual benefit any individual may receive under an employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. Rollover contributions are not subject to the annual limitations described above.


SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.


Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,000.

The $15,000 limit will be adjusted for inflation in $500 increments after 2006. If an individual is age 50 or over, catch-up contributions can be made to a 403(b) annuity during each tax year equal to $5,000.

The $5,000 limit will also be adjusted for inflation in $500 increments after 2006.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the
Section 415(c) limit is the lesser of (i) $44,000, or (ii) 100% of the employee's annual compensation.

ROTH 403(B) - Elective Contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$15,000 in 2006 with a $5,000 limit on catch up contributions on or after age 50, and a special additional $3,000 limit for for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $15,000 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $7,000 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRA's under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions


--------------------------------------------------------------------------------

(other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


---------------------------- ----------------
         TAX YEAR                AMOUNT
---------------------------- ----------------
         2006-2007               $4,000
    2008 and thereafter          $5,000
---------------------------- ----------------

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.


Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is at least equal to the combined contributions. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either are an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $44,000. Salary reduction contributions, if any, are subject to additional annual limits.

SECTION 457 -- Contributions on behalf of an employee to a Section 457 plan generally are limited to the lesser of (i) $15,000 or (ii) 100% of the employee's includable compensation.

The $15,000 limit will be adjusted for inflation in $500 increments after 2006.

If the employee participates in more than one Section 457 plan, the applicable dollar limit applies to contributions to all such programs. The Section 457 limit may be increased during the last three years ending before the year the employee reaches his or her normal retirement age. In each of these last three years, the plan may permit a special "catch-up" amount in addition to the regular amount to be deferred. Alternatively, if an individual is age 50 or over, catch-up contributions can be made to a 457 plan established by a governmental employer during the tax year equal to $5,000.

The $5,000 limit will be adjusted for inflation in $500 increments after 2006. An individual eligible for both types of catch up contributions can make the type that produces the highest total contribution limit.


ASSIGNMENT
Variflex Contracts may be assigned by the Contractowner except when issued to plans or trusts qualified under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

SAFEKEEPING OF VARIFLEX
ACCOUNT ASSETS


The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.


STATE REGULATION
As a life insurance company organized under the laws of Kansas, the Company (including Variflex) is subject to regulation by the Commissioner of Insurance of the State of Kansas. An annual statement is filed with the Kansas Commissioner of Insurance on or before March 1 each year covering the operations of the Company for the prior year and its financial condition on December 31 of that year. The Company is subject to a complete examination of its operations, including an examination of the liabilities and reserves of the Company and Variflex, by the Kansas Commissioner of Insurance whenever such examination is deemed necessary by the Commissioner. Such regulation and examination does not, however, involve any supervision of the investment policies applicable to Variflex.

In addition, the Company is subject to insurance laws and regulations of the other jurisdictions in which it is or may become licensed to operate. Generally, the insurance department of any such other jurisdiction applies the laws of the state of domicile in determining permissible investments.

EXPERTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of the Variflex Separate Account at December 31, 2005,



--------------------------------------------------------------------------------
and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of the Variflex Separate Account at December 31, 2005, and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


--------------------------------------------------------------------------------
                                       7

FINANCIAL STATEMENTS

Variflex
Year Ended December 31, 2005

                                    Variflex

                              Financial Statements

                          Year Ended December 31, 2005

                                    Contents

Report of Independent Registered Public Accounting Firm ...................    1

Audited Financial Statements

Statements of Net Assets ..................................................    3
Statements of Operations ..................................................    8
Statements of Changes in Net Assets .......................................   14
Notes to Financial Statements .............................................   22

ERNST & YOUNG         Ernst & Young LLP                    Phone: (816) 474-5200
                      One Kansas City Place                www.ey.com
                      1200 Main Street
                      Kansas City, Missouri 64105-2143

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variflex
  and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of each of the respective subaccounts of Variflex (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, AIM V.I. Real Estate, American Century VP Ultra, American Century VP Value, Dreyfus IP Technology Growth, Dreyfus VIF International Value, MFS VIT Research International, MFS VIT Total Return, MFS VIT Utilities, Oppenheimer Main Street Small Cap, PIMCO VIT All Asset, PIMCO VIT Commodity Real Return Strategy, PIMCO VIT Foreign Bond (U.S. Dollar Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, Royce Micro-Cap, Rydex VT Sector Rotation, Salomon Brothers Variable Aggressive Growth, Salomon Brothers Variable Small Cap Growth, SBL Equity, SBL Large Cap Value, SBL Money Market, SBL Global, SBL Diversified Income, SBL Large Cap Growth, SBL Enhanced Index, SBL Mid Cap Growth, SBL Managed Asset Allocation, SBL Equity Income, SBL High Yield, SBL Small Cap Value, SBL Social Awareness, SBL Mid Cap Value, SBL Main Street Growth & Income, SBL Small Cap Growth, SBL Select 25, SBL Alpha Opportunity, Van Kampen LIT Comstock, Van Kampen LIT Government, and Van Kampen UIF Equity and Income Subaccounts as of December 31, 2005, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, except for those individual sub accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are

                    A Member Practice of Ernst & Young Global                  1
appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2005, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variflex at December 31, 2005, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

February 15, 2006

                                    Variflex

                            Statements of Net Assets
                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                       AIM V.I.    AIM V.I.     AIM V.I.     AIM V.I.               American   American   Dreyfus IP
                           AIM V.I.    Capital     Global    International   Mid Cap    AIM V.I.   Century VP Century VP  Technology
                         Basic Value Development Health Care     Growth    Core Equity Real Estate   Ultra      Value       Growth
                         Subaccount   Subaccount Subaccount    Subaccount   Subaccount Subaccount  Subaccount Subaccount  Subaccount
                         -----------------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at
     market value          $  3,127    $     8     $  2,161     $   181      $  3,448   $ 10,740    $  6,051   $  8,044    $     171
                         -----------------------------------------------------------------------------------------------------------
Total assets                  3,127          8        2,161         181         3,448     10,740       6,051      8,044          171
                         -----------------------------------------------------------------------------------------------------------
Net assets                 $  3,127    $     8     $  2,161     $   181      $  3,448   $ 10,740    $  6,051   $  8,044    $     171
                         ===========================================================================================================

Net assets:
   Accumulation assets     $  3,127    $     8     $  2,161     $   181      $  3,448   $ 10,740    $  6,051   $  8,044    $     171
   Annuity assets                --         --           --          --            --         --          --         --           --
                         -----------------------------------------------------------------------------------------------------------
Net assets                 $  3,127    $     8     $  2,161     $   181      $  3,448   $ 10,740    $  6,051   $  8,044    $     171
                         ===========================================================================================================

Units outstanding:
   Variflex Qualified       258,189        511      185,035      15,987       279,397    693,388     443,620    487,177       12,685
   Variflex Nonqualified     27,514        295       16,108         871        23,218     58,409     132,210    226,828        4,078
   Variflex ES                   --         --           --          --            --         --          --         --           --
                         -----------------------------------------------------------------------------------------------------------
   Variflex total units     285,703        806      201,143      16,858       302,615    751,797     575,830    714,005       16,763
                         ===========================================================================================================

Unit value:
   Variflex Qualified      $  10.95    $ 10.37     $  10.74     $ 10.72      $  11.40   $  14.29    $  10.51   $  11.27    $   10.22
   Variflex Nonqualified   $  10.95    $ 10.37     $  10.74     $ 10.72      $  11.40   $  14.29    $  10.51   $  11.27    $   10.22
   Variflex ES             $     --    $    --     $     --     $    --      $     --   $     --    $    --    $     --    $      --

Mutual funds, at cost      $  2,882    $     8     $  2,018     $   176      $  3,380   $  9,594    $  5,719   $  7,902    $     174
Mutual fund shares          255,073        525      105,717       7,856       255,032    509,988     585,723    982,176       19,220

See accompanying notes.

                                    Variflex

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                                                                                               PIMCO VIT
                            Dreyfus VIF                                                             PIMCO VIT   Foreign
                               Inter-     MFS VIT       MFS VIT             Oppenheimer   PIMCO     Commodity  Bond (U.S. PIMCO VIT
                             national     Research       Total    MFS VIT   Main Street    VIT     Real Return   Dollar      Low
                               Value    International   Return   Utilities   Small Cap  All Asset   Strategy     Hedged)   Duration
                            Subaccount   Subaccount   Subaccount Subaccount  Subaccount Subaccount Subaccount  Subaccount Subaccount
                            --------------------------------------------------------------------------------------------------------
Assets:
   Mutual funds,
     at market value         $   12,622   $    147    $   1,951   $    28    $  3,385    $  6,667    $    86    $   387    $   4,128
                            --------------------------------------------------------------------------------------------------------
Total assets                     12,622        147        1,951        28       3,385       6,667         86        387        4,128
                            --------------------------------------------------------------------------------------------------------
Net assets                   $   12,622   $    147    $   1,951   $    28    $  3,385    $  6,667    $    86    $   387    $   4,128
                            ========================================================================================================

Net assets:
   Accumulation assets       $   12,622   $    147    $   1,951   $    28    $  3,385    $  6,667    $    86    $   387    $   4,128
   Annuity assets                    --         --           --        --          --          --         --         --           --
                            --------------------------------------------------------------------------------------------------------
Net assets                   $   12,622   $    147    $   1,951   $    28    $  3,385    $  6,667    $    86    $   387    $   4,128
                            ========================================================================================================

Units outstanding:
   Variflex Qualified           842,491     12,502      187,462     2,596     244,139     435,680      5,967     35,556      269,255
   Variflex Nonqualified        165,641      1,417        5,873        92      38,478     155,149      2,322      2,594      143,310
   Variflex ES                       --         --           --        --          --          --         --         --           --
                            --------------------------------------------------------------------------------------------------------
   Variflex total units       1,008,132     13,919      193,335     2,688     282,617     590,829      8,289     38,150      412,565
                            ========================================================================================================

Unit value:
   Variflex Qualified        $    12.52   $  10.57    $   10.09   $ 10.44    $  11.98    $  11.28    $ 10.36    $ 10.16    $   10.00
   Variflex Nonqualified     $    12.52   $  10.57    $   10.09   $ 10.44    $  11.98    $  11.28    $ 10.36    $ 10.16    $   10.00
   Variflex ES               $       --   $     --    $      --   $    --    $     --    $     --    $    --    $    --    $      --

Mutual funds, at cost        $   11,091   $    146    $   1,964   $    28    $  3,061    $  6,585    $    88    $   387    $   4,192
Mutual fund shares              722,491     12,439       95,190     1,190     198,424     564,516      7,007     37,469      409,098

See accompanying notes.

                                    Variflex

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                                                Salomon    Salomon
                                                                Brothers   Brothers
                                                     Rydex VT   Variable   Variable                 SBL         SBL
                              PIMCO VIT    Royce      Sector   Aggressive  Small Cap     SBL     Large Cap     Money        SBL
                             Real Return Micro-Cap   Rotation    Growth     Growth     Equity      Value       Market      Global
                             Subaccount  Subaccount Subaccount Subaccount Subaccount Subaccount  Subaccount  Subaccount  Subaccount
                             ------------------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at
     market value             $   15,310   $   157   $  4,326    $   26     $   25   $   380,799 $   351,350 $   26,110 $   359,811
                             ------------------------------------------------------------------------------------------------------
Total assets                      15,310       157      4,326        26         25       380,799     351,350     26,110     359,811
                             ------------------------------------------------------------------------------------------------------
Net assets                    $   15,310   $   157   $  4,326    $   26     $   25   $   380,799 $   351,350 $   26,110 $   359,811
                             ======================================================================================================

Net assets:
   Accumulation assets        $   15,310   $   157   $  4,326    $   26     $   25   $   379,632 $   349,835 $   25,974 $   358,989
   Annuity assets                     --        --         --        --         --         1,167       1,515        136         822
                             ------------------------------------------------------------------------------------------------------
Net assets                    $   15,310   $   157   $  4,326    $   26     $   25   $   380,799 $   351,350 $   26,110 $   359,811
                             ======================================================================================================

Units outstanding:
   Variflex Qualified          1,156,331    14,100    310,085     2,378      2,403     5,503,099   4,777,515    811,379   8,666,650
   Variflex Nonqualified         281,589       972     64,754       220         76     1,116,345     984,401    378,861   1,690,978
   Variflex ES                        --        --         --        --         --           540       1,991         68         920
                             ------------------------------------------------------------------------------------------------------
   Variflex total units        1,437,920    15,072    374,839     2,598      2,479     6,619,984   5,763,907  1,190,308  10,358,548
                             ======================================================================================================

Unit value:
   Variflex Qualified         $    10.64   $ 10.43   $  11.54    $10.14     $10.25   $     57.53 $     60.98 $    21.94 $     34.74
   Variflex Nonqualified      $    10.64   $ 10.43   $  11.54    $10.14     $10.25   $     57.51 $     60.93 $    21.94 $     34.74
   Variflex ES                $       --   $    --   $     --      $ --     $   --   $     20.56 $     19.84 $    13.19 $     32.42

Mutual funds, at cost         $   15,606   $   155   $  4,030    $   26     $   27   $   441,772 $   398,952 $   25,568 $   258,469
Mutual fund shares             1,206,489    12,502    340,870     1,142      1,863    16,643,315  16,236,154  2,141,933  38,277,789

See accompanying notes.

                                    Variflex

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005

                                                                                SBL
                                   SBL        SBL        SBL         SBL      Managed      SBL                   SBL         SBL
                               Diversified Large Cap   Enhanced    Mid Cap      Asset     Equity      SBL      Small Cap   Social
                                  Income     Growth     Index       Growth   Allocation   Income   High Yield    Value    Awareness
                               Subaccount  Subaccount Subaccount  Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                               -----------------------------------------------------------------------------------------------------
Assets:
   Mutual funds,
     at market value           $    75,274 $   23,141 $   23,124 $   323,810 $   53,470 $  152,821 $   21,193 $   76,420 $   78,783
                               ----------------------------------------------------------------------------------------------------
Total assets                        75,274     23,141     23,124     323,810     53,470    152,821     21,193     76,420     78,783
                               ----------------------------------------------------------------------------------------------------
Net assets                     $    75,274 $   23,141 $   23,124 $   323,810 $   53,470 $  152,821 $   21,193 $   76,420 $   78,783
                               ====================================================================================================

Net assets:
   Accumulation assets         $    74,950 $   23,124 $   23,124 $   323,186 $   53,290 $  152,659 $   21,146 $   76,291 $   78,643
   Annuity assets                      324         17         --         624        180        162         47        129        140
                               ----------------------------------------------------------------------------------------------------
Net assets                     $    75,274 $   23,141 $   23,124 $   323,810 $   53,470 $  152,821 $   21,193 $   76,420 $   78,783
                               ====================================================================================================

Units outstanding:
   Variflex Qualified            1,851,415  3,596,435  2,348,409   5,421,589  2,244,498  5,032,180  1,235,766  3,115,748  2,513,048
   Variflex Nonqualified           587,045    206,522    165,221   1,298,955    434,918    784,376     22,821    106,802    549,364
   Variflex ES                         221        947      1,192         433        579        436         25        656      3,341
                               ----------------------------------------------------------------------------------------------------
   Variflex total units          2,438,681  3,803,904  2,514,822   6,720,977  2,679,995  5,816,992  1,258,612  3,223,206  3,065,753
                               ====================================================================================================

Unit value:
   Variflex Qualified          $     30.88 $     6.08 $     9.19 $     48.18 $    19.95 $    26.28 $    16.83 $    23.71 $    25.70
   Variflex Nonqualified       $     30.85 $     6.08 $     9.19 $     48.16 $    19.95 $    26.27 $    16.83 $    23.71 $    25.71
   Variflex ES                 $     16.49 $     6.15 $     9.32 $     37.87 $    20.36 $    26.81 $    17.16 $    23.98 $    20.65

Mutual funds, at cost          $    73,508 $   20,711 $   21,451 $   261,456 $   46,356 $  127,240 $   18,784 $   50,572 $   80,288
Mutual fund shares               6,505,936  3,554,720  2,413,827  10,869,767  3,230,787  7,988,576  1,254,049  3,315,408  3,289,489

See accompanying notes.

                                    Variflex

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2005





                                                       SBL                                            Van         Van        Van
                                            SBL     Main Street     SBL                   SBL        Kampen      Kampen     Kampen
                                          Mid Cap     Growth &   Small Cap    SBL        Alpha        LIT         LIT     UIF Equity
                                           Value      Income      Growth   Select 25  Opportunity   Comstock   Government and Income
                                         Subaccount Subaccount  Subaccount Subaccount  Subaccount  Subaccount  Subaccount Subaccount
                                         -------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value         $  217,980  $   29,048 $   54,810 $   22,788  $   8,214    $   194     $    586    $    355
                                         -------------------------------------------------------------------------------------------
Total assets                                217,980      29,048     54,810     22,788      8,214        194          586         355
                                         -------------------------------------------------------------------------------------------
Net assets                               $  217,980  $   29,048 $   54,810 $   22,788  $   8,214    $   194     $    586    $    355
                                         ===========================================================================================

Net assets:
   Accumulation assets                   $  217,854  $   28,960 $   54,739 $   22,788  $   8,212    $   194     $    586    $    355
   Annuity assets                               126          88         71         --          2         --           --          --
                                         -------------------------------------------------------------------------------------------
Net assets                               $  217,980  $   29,048 $   54,810 $   22,788  $   8,214    $   194     $    586    $    355
                                         ===========================================================================================

Units outstanding:
   Variflex Qualified                     4,482,964   3,227,379  3,089,520  2,212,325    619,169     18,986       55,945      33,451
   Variflex Nonqualified                     87,591      54,134     82,205    236,194    105,378         --        1,974       1,625
   Variflex ES                                1,796          --      1,703      2,236         --         --           --     -     -
                                         -------------------------------------------------------------------------------------------
   Variflex total units                   4,572,351   3,281,513  3,173,428  2,450,755    724,547     18,986       57,919      35,076
                                         ===========================================================================================

Unit value:
   Variflex Qualified                    $    47.67  $     8.85 $    17.27 $     9.30  $   11.34    $ 10.19     $  10.11    $  10.11
   Variflex Nonqualified                 $    47.67  $     8.85 $    17.27 $     9.30  $   11.34    $ 10.19     $  10.11    $  10.11
   Variflex ES                           $    48.51  $     8.95 $    17.56 $     9.43  $      --    $    --     $     --    $     --

Mutual funds, at cost                    $  133,188  $   25,392 $   46,328 $   21,235  $   7,687    $   194     $    583    $    354
Mutual fund shares                        5,343,951   3,096,770  2,990,156  2,260,670    665,658     14,178       62,159      25,908

See accompanying notes.

                                    Variflex

                            Statements of Operations
                                 (In Thousands)

                          Year Ended December 31, 2005

                                                            AIM V.I.       AIM V.I.   AIM V.I. Mid              American   American
                                                AIM V.I.  Global Health International   Cap Core     AIM V.I.  Century VP Century VP
                                              Basic Value     Care          Growth       Equity    Real Estate   Ultra       Value
                                               Subaccount  Subaccount    Subaccount*   Subaccount   Subaccount Subaccount Subaccount
                                              --------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                        $  --        $  --         $ --          $  10      $  108       $  --     $  48
   Expenses:
     Mortality and expense risk fee                (40)         (16)          --            (48)       (126)        (55)      (98)
                                              --------------------------------------------------------------------------------------
Net investment income (loss)                       (40)         (16)          --            (38)        (18)        (55)      (50)

Net realized and unrealized capital gain
  (loss) on investments:
     Capital gains distributions                    34           --           --            106         275          --       666
     Realized capital gain (loss) on
       sales of fund shares                        138           18           --             74         859           7       (46)
     Change in unrealized appreciation/
       depreciation on investments
       during the period                             9          120            5            (20)       (286)        150      (301)
                                              --------------------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                       181          138            5            160         848         157       319
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ 141        $ 122          $ 5          $ 122      $  830       $ 102     $ 269
                                              ======================================================================================

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                                                                                         PIMCO VIT
                                             Dreyfus IP   Dreyfus VIF     MFS VIT                 Oppenheimer   PIMCO    Commodity
                                             Technology  International   Research       MFS VIT   Main Street    VIT     Real Return
                                               Growth        Value     International Total Return  Small Cap  All Asset   Strategy
                                             Subaccount*  Subaccount    Subaccount*   Subaccount*  Subaccount Subaccount Subaccount*
                                             --------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                       $  --       $    --        $ --          $  --       $  --       $ 246      $  1
   Expenses:
      Mortality and expense risk fee               --          (126)         --             --         (33)        (62)       --
                                             --------------------------------------------------------------------------------------
Net investment income (loss)                       --          (126)         --             --         (33)        184         1

Net realized and unrealized capital gain
   (loss) on investments:
      Capital gains distributions                  --           127           2             --          73          20        --
      Realized capital gain (loss) on
        sales of fund shares                       --           214           6             --          87          54        --
      Change in unrealized appreciation/
        depreciation on investments
        during the period                          (3)          929           1            (13)         96          33        (2)
                                             --------------------------------------------------------------------------------------
Net realized and unrealized capital gain
  (loss) on investments                            (3)        1,270           9            (13)        256         107        (2)
                                             --------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $  (3)      $ 1,144         $ 9          $ (13)      $ 223       $ 291      $ (1)
                                             ======================================================================================

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                                                                                Salomon
                                                   PIMCO VIT                                                    Brothers
                                                 Foreign Bond                                       Rydex VT    Variable
                                                 (U.S. Dollar   PIMCO VIT   PIMCO VIT     Royce      Sector    Small Cap     SBL
                                                    Hedged)   Low Duration Real Return  Micro-Cap   Rotation     Growth     Equity
                                                  Subaccount*  Subaccount   Subaccount Subaccount* Subaccount Subaccount* Subaccount
                                                 -----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                            $   1       $   97      $   304       $  1      $   --      $  --    $      --
   Expenses:
     Mortality and expense risk fee                     --          (40)        (123)        --         (25)        --       (4,766)
                                                 -----------------------------------------------------------------------------------
Net investment income (loss)                             1           57          181          1         (25)        --       (4,766)

Net realized and unrealized capital gain (loss)
   on investments:
     Capital gains distributions                         1           10          165          2          --          2           --
     Realized capital gain (loss) on sales of
       fund shares                                      --           (7)         (30)        --          68         --      (15,113)
     Change in unrealized appreciation/
       depreciation on investments during the
       period                                           --          (60)        (291)         2         217         (2)      30,576
                                                 -----------------------------------------------------------------------------------
Net realized and unrealized capital gain (loss)
   on investments                                        1          (57)        (156)         4         285         --       15,463
                                                 -----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   $   2       $   --      $    25       $  5      $  260      $  --    $  10,697
                                                 ===================================================================================

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                          Year Ended December 31, 2005

                                               SBL        SBL                   SBL         SBL        SBL        SBL    SBL Managed
                                            Large Cap    Money       SBL    Diversified  Large Cap  Enhanced    Mid Cap      Asset
                                              Value     Market     Global      Income     Growth      Index     Growth    Allocation
                                           Subaccount Subaccount Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount
                                           -----------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                   $     --    $   --    $     --   $     --     $   --    $    --    $     --    $    --
   Expenses:
     Mortality and expense risk fee           (4,183)     (362)     (4,097)      (946)      (257)      (263)     (3,757)      (644)
                                           -----------------------------------------------------------------------------------------
Net investment income (loss)                  (4,183)     (362)     (4,097)      (946)      (257)      (263)     (3,757)      (644)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                  --        --          --         --         --         --          --         --
     Realized capital gain (loss) on sales
       of fund shares                        (11,949)      296       8,300        235        315        133       5,639        918
     Change in unrealized appreciation/
       depreciation on investments during
       the period                             46,307       502      35,236      1,205        371      1,007      16,500      1,389
                                           -----------------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                      34,358       798      43,536      1,440        686      1,140      22,139      2,307
                                           -----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                $ 30,175    $  436    $ 39,439   $    494     $  429    $   877    $ 18,382    $ 1,663
                                           =========================================================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                                                                       SBL
                                                                      SBL       SBL         SBL    Main Street     SBL
                                              SBL          SBL     Small Cap   Social     Mid Cap    Growth &   Small Cap    SBL
                                         Equity Income High Yield    Value    Awareness    Value      Income     Growth   Select 25
                                           Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount Subaccount Subaccount
                                         -------------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                  $     --      $   --    $    --    $     --   $     --   $     --    $    --    $    --
   Expenses:
     Mortality and expense risk fee          (1,856)       (263)      (825)       (978)    (2,309)      (342)      (645)      (248)
                                         -------------------------------------------------------------------------------------------
Net investment income (loss)                 (1,856)       (263)      (825)       (978)    (2,309)      (342)      (645)      (248)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                 --          --         --          --         --         --         --         --
     Realized capital gain (loss) on
       sales of fund shares                   2,616         840      3,243      (1,164)     5,413        314      1,234       (274)
     Change in unrealized appreciation/
       depreciation on investments
       during the period                      3,149        (109)     6,179       4,807     24,452      1,198      2,446      2,577
                                         -------------------------------------------------------------------------------------------
Net realized and unrealized capital gain
   (loss) on investments                      5,765         731      9,422       3,643     29,865      1,512      3,680      2,303
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               $  3,909      $  468    $ 8,597    $  2,665   $ 27,556   $  1,170    $ 3,035    $ 2,055
                                         ===========================================================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                          Year Ended December 31, 2005

                                                      SBL        Van Kampen    Van Kampen    Van Kampen
                                                     Alpha          LIT           LIT        UIF Equity
                                                  Opportunity     Comstock     Government    and Income
                                                   Subaccount   Subaccount*   Subaccount*   Subaccount*
                                                  -----------------------------------------------------
Investment income (loss):
   Dividend distributions                           $    --        $  --         $  --         $  --
   Expenses:
     Mortality and expense risk fee                     (67)          (1)           (1)           (1)
                                                  -----------------------------------------------------
Net investment income (loss)                            (67)          (1)           (1)           (1)

Net realized and unrealized capital gain (loss)
   on investments:
     Capital gains distributions                         --           --            --            --
     Realized capital gain (loss) on sales of
       fund shares                                        4           --            --            --
     Change in unrealized appreciation/
       depreciation on investments during the
       period                                           420           --             3             1
                                                  -----------------------------------------------------
Net realized and unrealized capital gain (loss)
   on investments                                       424           --             3             1
                                                  -----------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                  $   357        $  (1)        $   2         $  --
                                                  =====================================================

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

See accompanying notes.

                                    Variflex

                       Statements of Changes in Net Assets
                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                      AIM V.I.       AIM V.I.        AIM V.I.       AIM V.I.
                                       AIM V.I        Capital         Global      International      Mid Cap           AIM V.I.
                                     Basic Value    Development    Health Care        Growth       Core Equity        Real Estate
                                     Subaccount      Subaccount     Subaccount      Subaccount     Subaccount         Subaccount
                                    2005    2004**     2005*      2005    2004**      2005*       2005    2004**    2005      2004**
                                  --------------------------------------------------------------------------------------------------
Increase (decrease) in net
   assets:
   From operations:
     Net investment income (loss) $   (40) $   (18)     $ --    $   (16) $   (11)     $   --    $   (38) $   (17) $    (18) $    41
     Capital gains distributions       34       --        --         --       --          --        106      155       275      190
     Realized capital gain (loss)
       on investments                 138       21        --         18      (53)         --         74       40       859     (169)
     Change in unrealized
       appreciation/ depreciation
       on investments during the
       period                           9      236        --        120       23           5        (20)      88      (286)   1,432
                                  --------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations           141      239        --        122      (41)          5        122      266       830    1,494

   From contractholder
     transactions:
     Variable annuity deposits        452      335        --        173      110          --        501      147     1,583      462
     Administrative fees               (2)      (1)       --         (2)      (1)         --         (2)      (1)      (10)      (3)
     Terminations and withdrawals    (320)    (240)       --       (169)    (355)         --       (451)    (400)   (1,147)    (410)
     Annuity payments                  --       --        --         --       --          --         --       --        --       --
     Transfers between
       subaccounts, net              (702)   3,225         8      1,277    1,047         176       (368)   3,634    (3,165)  11,106
     Mortality adjustment              --       --        --         --       --          --         --       --        --       --
                                  --------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from
     contractholder transactions     (572)   3,319         8      1,279      801         176       (320)   3,380    (2,739)  11,155
                                  --------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets                            (431)   3,558         8      1,401      760         181       (198)   3,646    (1,909)  12,649
Net assets at beginning of
   period                           3,558       --        --        760       --          --      3,646       --    12,649       --
                                  --------------------------------------------------------------------------------------------------
Net assets at end of period       $ 3,127  $ 3,558      $  8    $ 2,161  $   760      $  181    $ 3,448  $ 3,646  $ 10,740  $12,649
                                  ==================================================================================================

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

**    For the period from February 11, 2004 (inception date) to December 31,
      2004.

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                       American         American     Dreyfus IP   Dreyfus VIF       MFS VIT      MFS VIT
                                      Century VP       Century VP    Technology  International      Research      Total     MFS VIT
                                         Ultra            Value        Growth        Value       International   Return    Utilities
                                      Subaccount       Subaccount    Subaccount    Subaccount      Subaccount  Subaccount Subaccount
                                     2005   2004**    2005   2004**    2005*      2005   2004**      2005*        2005*      2005*
                                    ------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)   $  (55) $  (13) $   (50) $  (26)    $ --    $  (126) $   33      $ --        $   --      $ --
     Capital gains distributions        --      --      666       1       --        127     112         2            --        --
     Realized capital gain (loss)
       on investments                    7     (32)     (46)     60       --        214       9         6            --        --
     Change in unrealized
       appreciation/ depreciation
       on investments during the
       period                          150     182     (301)    443       (3)       929     602         1           (13)       --
                                    ------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations            102     137      269     478       (3)     1,144     756         9           (13)       --

   From contractholder
     transactions:
     Variable annuity deposits         618     203    1,235     232       --        897     279         1            16        --
     Administrative fees                (4)     (1)     (10)     (3)      --         (8)     (1)       --            --        --
     Terminations and withdrawals     (402)    (29)  (1,089)   (624)      --     (1,276)   (184)      (26)           --        --
     Annuity payments                   --      (2)      --      --       --         --      (5)       --            --        --
     Transfers between subaccounts,
       net                           2,904   2,525    1,770   5,786      174      3,577   7,443       163         1,948        28
     Mortality adjustment               --      --       --      --       --         --      --        --            --        --
                                    ------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                    3,116   2,696    1,906   5,391      174      3,190   7,532       138         1,964        28
                                    ------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets                            3,218   2,833    2,175   5,869      171      4,334   8,288       147         1,951        28
Net assets at beginning of period    2,833      --    5,869      --       --      8,288      --        --            --        --
                                    ------------------------------------------------------------------------------------------------
Net assets at end of period         $6,051  $2,833  $ 8,044  $5,869     $171    $12,622  $8,288      $147        $1,951      $ 28
                                    ================================================================================================

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

**    For the period from February 11, 2004 (inception date) to December 31,
      2004.

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                                                          PIMCO
                                                                               PIMCO       VIT
                                                                                VIT      Foreign
                                              Oppenheimer                    Commodity  Bond (U.S.    PIMCO VIT       PIMCO VIT
                                              Main Street      PIMCO VIT    Real Return   Dollar         Low            Real
                                               Small Cap       All Asset      Strategy    Hedged)     Duration          Return
                                              Subaccount      Subaccount     Subaccount Subaccount   Subaccount       Subaccount
                                             2005   2004**   2005   2004**     2005*       2005*    2005   2004**    2005   2004**
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)           $  (33) $   (8) $  184  $   57      $ 1        $  1    $   57  $    2  $   181  $    1
     Capital gains distributions                73      --      20       2       --           1        10       5      165      98
     Realized capital gain (loss) on
       investments                              87      23      54       1       --          --        (7)     (2)     (30)     (1)
     Change in unrealized appreciation/
       depreciation on investments during
       the period                               96     228      33      49       (2)         --       (60)     (4)    (291)     (5)
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                           223     243     291     109       (1)          2        --       1       25      93

   From contractholder transactions:
     Variable annuity deposits                 420     170     664     195       --           3       246     103    2,472     364
     Administrative fees                        (3)     (1)     (4)     (1)      --          --        (3)     (1)      (9)     (1)
     Terminations and withdrawals             (343)    (54)   (490)   (106)      --         (23)     (402)   (175)  (1,026)   (129)
     Annuity payments                           --      --      --      --       --          --        --      --       --      --
     Transfers between subaccounts, net        647   2,083   3,743   2,266       87         405     2,659   1,700   10,345   3,176
     Mortality adjustment                       --      --      --      --       --          --        --      --       --      --
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions          721   2,198   3,913   2,354       87         385     2,500   1,627   11,782   3,410
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets          944   2,441   4,204   2,463       86         387     2,500   1,628   11,807   3,503
Net assets at beginning of period            2,441      --   2,463      --       --          --     1,628      --    3,503      --
                                            ---------------------------------------------------------------------------------------
Net assets at end of period                 $3,385  $2,441  $6,667  $2,463      $86        $387    $4,128  $1,628  $15,310  $3,503
                                            =======================================================================================

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

**    For the period from February 11, 2004 (inception date) to December 31,
      2004.

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                                         Salomon    Salomon
                                                                        Brothers   Brothers
                                                           Rydex VT     Variable   Variable                              SBL
                                               Royce        Sector     Aggressive  Small Cap         SBL              Large Cap
                                             Micro-Cap     Rotation      Growth     Growth         Equity               Value
                                            Subaccount    Subaccount   Subaccount Subaccount     Subaccount          Subaccount
                                               2005*    2005    2004**    2005*      2005*     2005      2004      2005      2004
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)              $  1    $  (25)  $ (5)     $ --       $ --    $ (4,766) $ (4,822) $ (4,183) $ (4,157)
     Capital gains distributions                  2        --     --        --          2          --        --        --        --
     Realized capital gain (loss) on
       investments                               --        68     (1)       --         --     (15,113)  (18,990)  (11,949)  (19,445)
     Change in unrealized appreciation/
       depreciation on investments during
       the period                                 2       217     79        --         (2)     30,576    50,698    46,307    55,422
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                              5       260     73        --         --      10,697    26,886    30,175    31,820

   From contractholder transactions:
     Variable annuity deposits                   --       289    141         1         --      19,475    26,874    11,417    17,108
     Administrative fees                         --        (5)    --        --         --        (493)     (633)     (317)     (404)
     Terminations and withdrawals                --      (213)   (34)       --         --     (49,214)  (47,938)  (42,900)  (41,570)
     Annuity payments                            --        --     --        --         --        (113)      (98)     (262)      (98)
     Transfers between subaccounts, net         152     3,120    695        25         25     (32,581)  (24,670)  (12,676)  (13,412)
     Mortality adjustment                        --        --     --        --         --          --         7        11        12
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions          152     3,191    802        26         25     (62,926)  (46,458)  (44,727)  (38,364)
                                            ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets           157     3,451    875        26         25     (52,229)  (19,572)  (14,552)   (6,544)
Net assets at beginning of period                --       875     --        --         --     433,028   452,600   365,902   372,446
                                            ----------------------------------------------------------------------------------------
Net assets at end of period                    $157    $4,326   $875      $ 26       $ 25    $380,799  $433,028  $351,350  $365,902
                                            ========================================================================================

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

**    For the period from February 11, 2004 (inception date) to December 31,
      2004.

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                                                     SBL                SBL               SBL
                                             SBL                 SBL             Diversified         Large Cap         Enhanced
                                         Money Market          Global              Income              Growth            Index
                                          Subaccount         Subaccount          Subaccount          Subaccount        Subaccount
                                        2005     2004      2005      2004      2005      2004      2005     2004     2005     2004
                                      ----------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $  (362) $   (442) $ (4,097) $ (3,941) $   (946) $   (295) $  (257) $  (266) $  (263) $  (229)
     Capital gains distributions           --        --        --        --        --        --       --       --       --       --
     Realized capital gain (loss) on
       investments                        296      (179)    8,300     3,012       235      (177)     315      404      133     (285)
     Change in unrealized
       appreciation/ depreciation on
       investments during the period      502       431    35,236    53,617     1,205     2,674      371      260    1,007    2,155
                                      ----------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations               436      (190)   39,439    52,688       494     2,202      429      398      877    1,641

   From contractholder transactions:
     Variable annuity deposits          3,763     7,472    16,061    18,994     4,844     6,745    2,533    3,598    2,328    2,571
     Administrative fees                  (57)      (98)     (307)     (365)      (94)     (131)     (40)     (46)     (35)     (33)
     Terminations and withdrawals      (9,400)  (11,320)  (41,812)  (39,919)  (10,576)  (12,877)  (2,601)  (2,592)  (2,527)  (1,917)
     Annuity payments                     (29)      (20)      (66)      (66)      (31)      (39)      --       --       --       --
     Transfers between subaccounts,
       net                              1,508    (6,316)   (4,223)  (11,148)   (2,004)   (6,374)     877   (2,458)     351      673
     Mortality adjustment                   1         1         1         1         3         2       --       --       --       --
                                      ----------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                      (4,214)  (10,281)  (30,346)  (32,503)   (7,858)  (12,674)     769   (1,498)     117    1,294
                                      ----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets  (3,778)  (10,471)    9,093    20,185    (7,364)  (10,472)   1,198   (1,100)     994    2,935
Net assets at beginning of period      29,888    40,359   350,718   330,533    82,638    93,110   21,943   23,043   22,130   19,195
                                      ----------------------------------------------------------------------------------------------
Net assets at end of period           $26,110  $ 29,888  $359,811  $350,718  $ 75,274  $ 82,638  $23,141  $21,943  $23,124  $22,130
                                      ==============================================================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                          SBL                 SBL                 SBL                                    SBL
                                        Mid Cap             Managed              Equity               SBL             Small Cap
                                        Growth          Asset Allocation         Income            High Yield           Value
                                      Subaccount           Subaccount          Subaccount          Subaccount         Subaccount
                                     2005      2004      2005      2004      2005      2004      2005     2004      2005     2004
                                   -------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets:
   From operations:
     Net investment income
       (loss)                      $ (3,757) $ (4,110) $   (644) $   (355) $ (1,856) $ (1,420) $   (263) $   (90) $   (825) $  (671)
     Capital gains
       distributions                     --        --        --        --        --        --        --       --        --      372
     Realized capital gain
       (loss) on investments          5,639     3,012       918       380     2,616       676       840    1,225     3,243    2,463
     Change in unrealized
       appreciation/
       depreciation on
       investments during
       the period                    16,500    28,390     1,389     4,562     3,149    18,053      (109)   1,172     6,179    7,505
                                   -------------------------------------------------------------------------------------------------
   Net increase (decrease)
     in net assets from
     operations                      18,382    27,292     1,663     4,587     3,909    17,309       468    2,307     8,597    9,669

   From contractholder
     transactions:
     Variable annuity  deposits      18,000    23,492     3,899     4,736    11,305    11,145     1,651    1,942     5,281    5,039
     Administrative fees               (362)     (448)      (58)      (80)     (157)     (176)      (24)     (34)      (69)     (71)
     Terminations and
       withdrawals                  (37,941)  (36,791)   (6,028)   (6,216)  (17,396)  (14,202)   (3,145)  (3,409)   (7,794)  (5,987)
     Annuity payments                   (61)      (63)      (19)      (13)      (16)      (11)      (18)     (11)      (12)     (10)
     Transfers between
       subaccounts, net             (18,456)  (26,729)      274       280     3,331    11,973    (1,905)  (4,354)    5,390    3,775
     Mortality adjustment                 1        --         1         1        --        --        --       --        --       --
                                   -------------------------------------------------------------------------------------------------
   Net increase (decrease)
     in net assets from
     contractholder
     transactions                   (38,819)  (40,539)   (1,931)   (1,292)   (2,933)    8,729    (3,441)  (5,866)    2,796    2,746
                                   -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets                        (20,437)  (13,247)     (268)    3,295       976    26,038    (2,973)  (3,559)   11,393   12,415
Net assets at beginning of
  period                            344,247   357,494    53,738    50,443   151,845   125,807    24,166   27,725    65,027   52,612
                                   -------------------------------------------------------------------------------------------------
Net assets at end of period        $323,810  $344,247  $ 53,470  $ 53,738  $152,821  $151,845  $ 21,193  $24,166  $ 76,420  $65,027
                                   =================================================================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                                              SBL
                                       SBL                 SBL             Main Street             SBL
                                      Social             Mid Cap             Growth &            Small Cap             SBL
                                    Awareness             Value               Income              Growth            Select 25
                                    Subaccount          Subaccount          Subaccount          Subaccount          Subaccount
                                   2005      2004      2005      2004      2005      2004      2005      2004      2005      2004
                                 --------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets:
   From operations:
     Net investment income
       (loss)                    $   (978) $ (1,060) $ (2,309) $ (1,806) $   (342) $   (299) $   (645) $   (681) $   (248) $  (267)
     Capital gains
       distributions                   --        --        --     3,593        --        --        --        --        --       --
     Realized capital gain
       (loss) on investments       (1,164)   (1,671)    5,413     3,741       314        95     1,234      (541)     (274)  (1,119)
     Change in unrealized
       appreciation/
       depreciation on
       investments during the
       period                       4,807     6,058    24,452    30,017     1,198     2,081     2,446     9,005     2,577    3,404
                                 --------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations     2,665     3,327    27,556    35,545     1,170     1,877     3,035     7,783     2,055    2,018

   From contractholder
     transactions:
     Variable annuity deposits      4,671     6,538    14,363    14,189     3,010     3,247     3,850     5,232     2,012    2,660
     Administrative fees             (112)     (147)     (197)     (191)      (43)      (41)      (70)      (83)      (52)     (53)
     Terminations and
       withdrawals                 (9,285)   (8,993)  (20,389)  (15,161)   (3,974)   (3,107)   (7,066)   (5,910)   (2,916)  (2,442)
     Annuity payments                 (14)      (13)      (21)      (16)      (19)      (13)      (11)      (11)       --       --
     Transfers between
       subaccounts, net            (8,629)   (6,821)   12,804    15,798       497     1,903    (3,645)   (8,458)     (117)  (2,106)
     Mortality adjustment              --        --        --        --        --        --        --        --        --       --
                                 --------------------------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from
     contractholder
     transactions                 (13,369)   (9,436)    6,560    14,619      (529)    1,989    (6,942)   (9,230)   (1,073)  (1,941)
                                 --------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets                         (10,704)   (6,109)   34,116    50,164       641     3,866    (3,907)   (1,447)      982       77
Net assets at beginning of
   period                          89,487    95,596   183,864   133,700    28,407    24,541    58,717    60,164    21,806   21,729
                                 --------------------------------------------------------------------------------------------------
Net assets at end of period      $ 78,783  $ 89,487  $217,980  $183,864  $ 29,048  $ 28,407  $ 54,810  $ 58,717  $ 22,788  $21,806
                                 ==================================================================================================

See accompanying notes.

                                    Variflex

                                 (In Thousands)

                     Years Ended December 31, 2005 and 2004

                                                         SBL         Van Kampen  Van Kampen   Van Kampen
                                                        Alpha           LIT         LIT      UIF Equity
                                                     Opportunity      Comstock   Government   and Income
                                                      Subaccount     Subaccount  Subaccount   Subaccount
                                                     2005    2004**     2005*      2005*        2005*
                                                   -----------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                  $   (67) $   (12)    $ (1)      $  (1)       $  (1)
     Capital gains distributions                        --      189       --          --           --
     Realized capital gain (loss) on investments         4       10       --          --           --
     Change in unrealized appreciation/
       depreciation on investments during the
       period                                          420      107       --           3            1
                                                   -----------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                        357      294       (1)          2           --

   From contractholder transactions:
     Variable annuity deposits                         873      214        1           8            4
     Administrative fees                                (5)      (1)      --          --           --
     Terminations and withdrawals                     (927)    (214)      --          (5)          --
     Annuity payments                                   (2)      --      194          --           --
     Transfers between subaccounts, net              3,897    3,728       --         581          351
     Mortality adjustment                               --       --       --          --           --
                                                   -----------------------------------------------------
   Net increase (decrease) in net assets from
     contractholder transactions                     3,836    3,727      195         584          355
                                                   -----------------------------------------------------
Net increase (decrease) in net assets                4,193    4,021      194         586          355
Net assets at beginning of period                    4,021       --       --          --           --
                                                   -----------------------------------------------------
Net assets at end of period                        $ 8,214  $ 4,021     $194       $ 586        $ 355
                                                   =====================================================

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

**    For the period from February 11, 2004 (inception date) to December 31,
      2004.

See accompanying notes.

                                    Variflex

                          Notes to Financial Statements

                                December 31, 2005

1. Organization and Significant Accounting Policies

Organization

Variflex (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in mutual funds not otherwise available to the public. As directed by the owners, amounts deposited may be invested in a designated series of mutual funds as follows:

            Subaccount                                   Series of the Fund
------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                AIM V.I. Basic Value Fund (Series II)
AIM V.I. Capital Development        AIM V.I. Capital Development Fund (Series II)
AIM V.I. Global Health Care*        AIM V.I. Global Health Care Fund (Series I)
AIM V.I. International Growth       AIM V.I. International Growth Fund (Series II)
AIM V.I. Mid Cap Core Equity        AIM V.I. Mid Cap Core Equity Fund (Series II)
AIM V.I. Real Estate                AIM V.I. Real Estate Fund (Series I)
American Century VP Ultra           American Century VP Ultra Fund (Class II)
American Century VP Value           American Century VP Value Fund (Class II)
Dreyfus IP Technology Growth        Dreyfus IP Technology Growth Portfolio (Service Class)
Dreyfus VIF International Value     Dreyfus VIF International Value Fund
MFS VIT Research International      MFS VIT Research International Series (Service Class)
MFS VIT Total Return                MFS VIT Total Return Series (Service Class)
MFS VIT Utilities                   MFS VIT Utilities Series (Service Class)
Oppenheimer Main Street Small Cap   Oppenheimer Main Street Small Cap
PIMCO VIT All Asset                 PIMCO VIT All Asset Portfolio (Share Class)
PIMC VIT CommodityRealReturn        PIMC VIT CommodityRealReturn Strategy (Administrative Class)
   Strategy
PIMCO VIT Foreign Bond              PIMCO VIT Foreign Bond Portfolio
   (U.S. Dollar-Hedged)                (U.S. Dollar-Hedged) (Administrative Class)
PIMCO VIT Low Duration              PIMCO VIT Low Duration Portfolio (Share Class)
PIMCO VIT Real Return               PIMCO Real Return Portfolio (Share Class)
Royce Micro-Cap                     Royce Micro-Cap Portfolio
Rydex VT Sector Rotation            Rydex Sector Rotation Fund

*     Prior to July 1, 2005 AIM V.I. Health Sciences Subaccount.

                                    Variflex

                 Subaccount                           Series of the Fund
----------------------------------------------------------------------------------------
Salomon Brothers Variable Aggressive   Salomon Brothers Variable Aggressive Growth Fund
   Growth                                 (Class II)
Salomon Brothers Variable Small Cap    Salomon Brothers Variable Small Cap Growth
   Growth                                 (Class II)

                                       SBL Fund:
SBL Equity                                 Series A (Equity Series)
SBL Large Cap Value                        Series B (Large Cap Value Series)
SBL Money Market                           Series C (Money Market Series)
SBL Global                                 Series D (Global Series)
SBL Diversified Income                     Series E (Diversified Income Series)
SBL Large Cap Growth                       Series G (Large Cap Growth Series)
SBL Enhanced Index                         Series H (Enhanced Index Series)
SBL Mid Cap Growth                         Series J (Mid Cap Growth Series)
SBL Managed Asset Allocation               Series N (Managed Asset Allocation Series)
SBL Equity Income                          Series O (Equity Income Series)
SBL High Yield                             Series P (High Yield Series)
SBL Small Cap Value                        Series Q (Small Cap Value Series)
SBL Social Awareness                       Series S (Social Awareness Series)
SBL Mid Cap Value                          Series V (Mid Cap Value Series)
SBL Main Street Growth & Income            Series W (Main Street Growth & Income Series)
SBL Small Cap Growth                       Series X (Small Cap Growth Series)
SBL Select 25                              Series Y (Select 25 Series)
SBL Alpha Opportunity                      Series Z (Alpha Opportunity Series)

Van Kampen LIT Comstock                Van Kampen LIT Comstock Portfolio (Class II)
Van Kampen LIT Government              Van Kampen LIT Government Portfolio (Class II)
Van Kampen UIF Equity and Income       Van Kampen UIF Equity and Income Portfolio
                                           (Class II)

                                    Variflex

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual funds are managed by Security Management Company, LLC
(SMC), a limited liability company controlled by its members, SBL and Security Benefit Corporation. SBL is a wholly-owned subsidiary of Security Benefit Corporation.

SMC has engaged T. Rowe Price Associates, Inc. to provide subadvisory services for the Managed Asset Allocation Series and the Equity Income Series; Wells Capital Management, Inc. to provide subadvisory services for the Small Cap Value Series; RS Investments to provide subadvisory services for the Small Cap Growth Series; OppenheimerFunds, Inc. to provide subadvisory services for Global Series and the Main Street Growth & Income Series; Mainstream Investment Advisors for the Alpha Opportunity Series; and Northern Trust Investments, Inc. to provide subadvisory services for the Enhanced Index Series.

The Account receives deposits from two types of variable annuity contracts issued by SBL: Variflex Variable Annuity (Variflex) and Variflex ES Variable Annuity (Variflex ES).

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

                                    Variflex

The cost of investments purchased and proceeds from investments sold for the period ended December 31, 2005, were as follows:

                                                Cost of     Proceeds
                 Subaccount                    Purchases   from Sales
---------------------------------------------------------------------
                                                   (In Thousands)
AIM V.I. Basic Value                           $   1,579   $    2,157
AIM V.I. Capital Development*                          8           --
AIM V.I. Global Health Care                        1,711          448
AIM V.I. International Growth*                       176           --
AIM V.I. Mid Cap Core Equity                       4,746        4,998
AIM V.I. Real Estate                               6,892        9,374
American Century VP Ultra                          4,359        1,298
American Century VP Value                          7,197        4,675
Dreyfus IP Technology Growth*                        174           --
Dreyfus VIF International Value                    6,515        3,324
MFS VIT Research International*                      347          207
MFS VIT Total Return*                              1,964           --
MFS VIT Utilities*                                    28           --
Oppenheimer Main Street Small Cap                  2,841        2,080
PIMCO VIT All Asset                                6,777        2,660
PIMCO VIT CommodityRealReturn Strategy*              100           12
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)*         427           40
PIMCO VIT Low Duration                             3,719        1,152
PIMCO VIT Real Return                             14,783        2,655
Royce Micro-Cap*                                     157            2
Rydex VT Sector Rotation                           4,523        1,357
Salomon Brothers Variable Aggressive Growth*          26           --
Salomon Brothers Variable Small Cap Growth*           27           --
SBL Equity                                         3,518       71,210
SBL Large Cap Value                                3,554       52,464
SBL Money Market                                  21,826       26,402
SBL Global                                         6,365       40,808
SBL Diversified Income                             7,069       15,873
SBL Large Cap Growth                               5,315        4,803

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

                                    Variflex

                                     Cost of     Proceeds
            Subaccount              Purchases   from Sales
----------------------------------------------------------
                                        (In Thousands)
SBL Enhanced Index                  $   3,790   $    3,936
SBL Mid Cap Growth                      9,688       52,264
SBL Managed Asset Allocation            5,377        7,952
SBL Equity Income                      12,490       17,279
SBL High Yield                          5,177        8,881
SBL Small Cap Value                    12,557       10,586
SBL Social Awareness                    1,151       15,498
SBL Mid Cap Value                      20,854       16,603
SBL Main Street Growth & Income         2,569        3,440
SBL Small Cap Growth                    5,009       12,596
SBL Select 25                           5,073        6,394
SBL Alpha Opportunity                   5,610        1,841
Van Kampen LIT Comstock*                  194           --
Van Kampen LIT Government*                583           --
Van Kampen UIF Equity and Income*         355            1

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

                                    Variflex

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

SBL deducts an administrative fee of $30 per year for each Variflex contract and $15 per year for each Variflex ES contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.2% of the net asset value of each Variflex contract and 1.0% of the net asset value of each Variflex ES contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                                    Variflex

3. Summary of Unit Transactions

The changes in units outstanding for the periods ended December 31, 2005 and 2004, were as follows:

                                                           2005                                2004
                                           ------------------------------------   ------------------------------
                                                                         Net                              Net
                                              Units        Units      Increase    Units     Units      Increase
               Subaccount                    Issued      Redeemed    (Decrease)   Issued   Redeemed   (Decrease)
-------------------------------------------------------------------------------   ------------------------------
AIM V.I. Basic Value**                        174,536     (227,535)     (52,999)     430        (92)         338
AIM V.I. Capital Development*                     806           --          806       --         --           --
AIM V.I. Global Health Care**                 181,806      (56,305)     125,501      233       (157)          76
AIM V.I. International Growth*                 16,858           --       16,858
AIM V.I. Mid Cap Core Equity**                458,365     (494,723)     (36,358)     492       (153)         339
AIM V.I. Real Estate**                        654,271     (901,758)    (247,487)   1,350       (350)       1,000
American Century VP Ultra**                   512,885     (208,700)     304,185      364        (92)         272
American Century VP Value**                   756,523     (582,220)     174,303      814       (274)         540
Dreyfus IP Technology Growth*                  17,296         (533)      16,763       --         --           --
Dreyfus VIF International Value**             706,254     (428,614)     277,640      892       (162)         730
MFS VIT Research International*                35,073      (21,154)      13,919       --         --           --
MFS VIT Total Return*                         196,752       (3,417)     193,335       --         --           --
MFS VIT Utilities*                              2,688           --        2,688       --         --           --
Oppenheimer Main Street Small Cap**           276,282     (214,548)      61,734      266        (45)         221
PIMCO VIT All Asset**                         667,734     (306,008)     361,726      278        (49)         229
PIMCO VIT CommodityReal-Return Strategy*        9,463       (1,174)       8,289       --         --           --
PIMCO VIT Foreign Bond (U.S.
   Dollar-Hedged)*                             42,708       (4,558)      38,150       --         --           --
PIMCO VIT Low Duration**                      388,708     (138,372)     250,336      226        (64)         162
PIMCO VIT Real Return**                     1,537,955     (431,402)   1,106,553      472       (140)         332
Royce Micro-Cap*                               16,211       (1,139)      15,072       --         --           --
Rydex VT Sector Rotation**                    444,709     (155,120)     289,589       94         (9)          85
Salomon Brothers Variable Aggressive
   Growth*                                      2,633          (35)       2,598       --         --           --
Salomon Brothers Variable Small Cap
   Growth*                                      2,479           --        2,479       --         --           --
SBL Equity                                    531,283   (1,671,952)  (1,140,669)     902     (1,783)        (881)
SBL Large Cap Value                           431,304   (1,222,685)    (791,381)     723     (1,472)        (749)
SBL Money Market                            1,438,176   (1,630,207)    (192,031)   2,657     (3,132)        (475)
SBL Global                                  1,157,414   (2,124,108)    (966,694)   1,364     (2,564)      (1,200)
SBL Diversified Income                        501,111     (756,559)    (255,448)     568       (987)        (419)

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

**    For the period from February 11, 2004 (inception date) to December 31,
      2004.

                                    Variflex

                                                     2005                                2004
                                     ------------------------------------   ------------------------------
                                                                   Net                              Net
                                       Units         Units      Increase    Units      Units     Increase
            Subaccount                Issued       Redeemed    (Decrease)   Issued   Redeemed   (Decrease)
-------------------------------------------------------------------------   ------------------------------
                                                                (In Thousands)
SBL Large Cap Growth                 1,411,989    (1,296,123)     115,866    2,003     (2,266)        (263)
SBL Enhanced Index                     676,948      (659,967)      16,981    1,188     (1,043)         145
SBL Mid Cap Growth                     805,635    (1,695,529)    (889,894)   1,295     (2,283)        (988)
SBL Managed Asset Allocation           513,713      (610,704)     (96,991)     643       (718)         (75)
SBL Equity Income                    1,280,637    (1,387,998)    (107,361)   1,463     (1,088)         375
SBL High Yield                         516,523      (730,622)    (214,099)   1,726     (2,116)        (390)
SBL Small Cap Value                  1,106,975      (986,699)     120,276    1,816     (1,700)         116
SBL Social Awareness                   262,477      (808,896)    (546,419)     442       (839)        (397)
SBL Mid Cap Value                    1,224,482    (1,081,237)     143,245    2,144     (1,755)         389
SBL Main Street Growth & Income        756,865      (817,263)     (60,398)   1,469     (1,228)         241
SBL Small Cap Growth                   712,642    (1,150,441)    (437,799)   1,643     (2,316)        (673)
SBL Select 25                          836,026      (974,794)    (138,768)   1,270     (1,526)        (256)
SBL Alpha Opportunity**                616,188      (265,266)    (350,922)     440        (67)         373
Van Kampen LIT Comstock*                18,997           (11)      18,986       --         --           --
Van Kampen LIT Government*              59,682        (1,763)      57,919       --         --           --
Van Kampen UIF Equity and Income*       35,115           (39)      35,076       --         --           --

*     For the period from November 15, 2005 (inception date) to December 31,
      2005.

**    For the period from February 11, 2004 (inception date) to December 31,
      2004.

4. Unit Values

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2. A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2005, follows:

                                    Variflex

           Subaccount                   2005           2004          2003      2002      2001
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value(2)
Units                                   285,703        338,702        --        --        --
Unit value                               $10.95         $10.51        --        --        --
Net assets (000s)                        $3,127         $3,558        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%       --%       --%       --%
Investment income ratio**                    --%            --%       --%       --%       --%
Total return***                            4.17%          5.10%       --%       --%       --%

AIM V.I. Capital Development(1)
Units                                       806             --        --        --        --
Unit value                               $10.37             --        --        --        --
Net assets (000s)                            $8             --        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%            --%       --%       --%       --%
Investment income ratio**                    --%            --%       --%       --%       --%
Total return***                            3.68%            --%       --%       --%       --%

AIM V.I. Global Health Care(2)
Units                                   201,143         75,642        --        --        --
Unit value                               $10.74         $10.05        --        --        --
Net assets (000s)                        $2,161           $760        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%       --%       --%       --%
Investment income ratio**                    --%            --%       --%       --%       --%
Total return***                            6.85%          0.50%       --%       --%       --%

AIM V.I. International Growth(1)
Units                                    16,858             --        --        --        --
Unit value                               $10.72             --        --        --        --
Net assets (000s)                          $181             --        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%            --%       --%       --%       --%
Investment income ratio**(3)               0.56%            --%       --%       --%       --%
Total return***                            7.20%            --%       --%       --%       --%

AIM V.I. Mid Cap Core Equity(2)
Units                                   302,615        338,973        --        --        --
Unit value                               $11.40         $10.75        --        --        --
Net assets (000s)                        $3,448         $3,646        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%       --%       --%       --%
Investment income ratio**                  0.28%          0.04%       --%       --%       --%
Total return***                            5.98%          7.50%       --%       --%       --%

                                    Variflex

           Subaccount                   2005           2004          2003      2002      2001
---------------------------------------------------------------------------------------------
AIM V.I. Real Estate(2)
Units                                   751,797        999,284        --        --        --
Unit value                               $14.29         $12.66        --        --        --
Net assets (000s)                       $10,740       $\12,649        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%       --%       --%       --%
Investment income ratio**                  0.92%          1.37%       --%       --%       --%
Total return***                           12.87%         26.60%       --%       --%       --%

American Century VP Ultra(2)
Units                                   575,830        271,645        --        --        --
Unit value                               $10.51         $10.43        --        --        --
Net assets (000s)                        $6,051         $2,833        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%       --%       --%       --%
Investment income ratio**                    --%            --%       --%       --%       --%
Total return***                            0.75%          4.30%       --%       --%       --%

American Century VP Value(2)
Units                                   714,005        539,702        --        --        --
Unit value                               $11.27         $10.88        --        --        --
Net assets (000s)                        $8,044         $5,869        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%       --%       --%       --%
Investment income ratio**                  0.68%          0.02%       --%       --%       --%
Total return***                            3.60%          8.80%       --%       --%       --%

Dreyfus IP Technology Growth(1)
Units                                    16,763             --        --        --        --
Unit value                               $10.22             --        --        --        --
Net assets (000s)                          $171             --        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%            --%       --%       --%       --%
Investment income ratio**                    --%            --%       --%       --%       --%
Total return***                            2.25%            --%       --%       --%       --%

Dreyfus VIF International
Value(2)
Units                                 1,008,132        730,492        --        --        --
Unit value                               $12.52         $11.35        --        --        --
Net assets (000s)                       $12,622         $8,288        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%       --%       --%       --%
Investment income ratio**                    --%          1.42%       --%       --%       --%
Total return***                           10.35%         13.50%       --%       --%       --%

                                    Variflex

           Subaccount                   2005           2004          2003      2002      2001
---------------------------------------------------------------------------------------------
MFS VIT Research
   International(1)
Units                                    13,919             --        --        --        --
Unit value                               $10.57             --        --        --        --
Net assets (000s)                          $147             --        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%            --%       --%       --%       --%
Investment income ratio**(3)               0.88%            --%       --%       --%       --%
Total return***                            5.69%            --%       --%       --%       --%

MFS VIT Total Return(1)
Units                                   193,335             --        --        --        --
Unit value                               $10.09             --        --        --        --
Net assets (000s)                        $1,951             --        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%            --%       --%       --%       --%
Investment income ratio**                    --%            --%       --%       --%       --%
Total return***                            0.92%            --%       --%       --%       --%

MFS VIT Utilitiies(1)
Units                                     2,688             --        --        --        --
Unit value                               $10.44             --        --        --        --
Net assets (000s)                           $28             --        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%            --%       --%       --%       --%
Investment income ratio**                    --%            --%       --%       --%       --%
Total return***                            4.36%            --%       --%       --%       --%

Oppenheimer Main Street Small
   Cap(2)
Units                                   282,617        220,883        --        --        --
Unit value                               $11.98         $11.05        --        --        --
Net assets (000s)                        $3,385         $2,441        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%       --%       --%       --%
Investment income ratio**                    --%            --%       --%       --%       --%
Total return***                            8.40%         10.50%       --%       --%       --%

PIMCO VIT All Asset(2)
Units                                   590,829        229,103        --        --        --
Unit value                               $11.28         $10.75        --        --        --
Net assets (000s)                        $6,667         $2,463        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%       --%       --%       --%
Investment income ratio**                  5.39%          5.42%       --%       --%       --%
Total return***                            4.96%          7.50%       --%       --%       --%

                                    Variflex

           Subaccount                   2005           2004          2003      2002      2001
---------------------------------------------------------------------------------------------
PIMCO VIT CommodityReal-Return
   Strategy(1)
Units                                     8,289             --        --        --        --
Unit value                               $10.36             --        --        --        --
Net assets (000s)                           $86             --        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%            --%       --%       --%       --%
Investment income ratio**                  1.84%            --%       --%       --%       --%
Total return***                            3.60%            --%       --%       --%       --%

PIMCO VIT Foreign Bond (U.S.
   Dollar-Hedged)(1)
Units                                    38,150             --        --        --        --
Unit value                               $10.16             --        --        --        --
Net assets (000s)                          $387             --        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%            --%       --%       --%       --%
Investment income ratio**                  0.31%            --%       --%       --%       --%
Total return***                            1.56%            --%       --%       --%       --%

PIMCO VIT Low Duration(2)
Units                                   412,565        162,229        --        --        --
Unit value                               $10.00         $10.02        --        --        --
Net assets (000s)                        $4,128         $1,628        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%       --%       --%       --%
Investment income ratio**                  3.37%          1.59%       --%       --%       --%
Total return***                           (0.22)%         0.20%       --%       --%       --%

PIMCO VIT  Real Return(2)
Units                                 1,437,920        331,367        --        --        --
Unit value                               $10.64         $10.55        --        --        --
Net assets (000s)                       $15,310         $3,503        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%       --%       --%       --%
Investment income ratio**                  3.23%          1.00%       --%       --%       --%
Total return***                            0.85%          5.50%       --%       --%       --%

Royce Micro-Cap(1)
Units                                    15,072             --        --        --        --
Unit value                               $10.43             --        --        --        --
Net assets (000s)                          $157             --        --        --        --
Ratio of expenses to net assets*     1.00%/1.20%            --%       --%       --%       --%
Investment income ratio**                  0.83%            --%       --%       --%       --%
Total return***                            4.27%            --%       --%       --%       --%

                                    Variflex

           Subaccount                      2005               2004               2003               2002               2001
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation(2)
Units                                        374,839              85,250                 --                 --                --
Unit value                                    $11.54              $10.27                 --                 --                --
Net assets (000s)                             $4,326                $875                 --                 --                --
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%                --%                --%               --%
Investment income ratio**                         --%                 --%                --%                --%               --%
Total return***                                12.35%               2.70%                --%                --%               --%

Salomon Brothers Variable
   Aggressive Growth(1)
Units                                          2,598                  --                 --                 --                --
Unit value                                    $10.14                  --                 --                 --                --
Net assets (000s)                                $26                  --                 --                 --                --
Ratio of expenses to net assets*          1.00%/1.20%                 --%                --%                --%               --%
Investment income ratio**                         --%                 --%                --%                --%               --%
Total return***                                 1.42%                 --%                --%                --%               --%

Salomon Brothers Variable Small
   Cap Growth(1)
Units                                          2,479                  --                 --                 --                --
Unit value                                    $10.25                  --                 --                 --                --
Net assets (000s)                                $25                  --                 --                 --                --
Ratio of expenses to net assets*          1.00%/1.20%                 --%                --%                --%               --%
Investment income ratio**                         --%                 --%                --%                --%               --%
Total return***                                 2.49%                 --%                --%                --%               --%

SBL Equity
Units                                      6,619,984           7,760,653          8,641,189          9,651,353        10,937,857
Unit value                           $20.56 - $57.53     $19.90 - $55.81    $18.64 - $52.39      $15.48-$43.58     $20.60-$58.11
Net assets (000s)                           $380,799            $433,028           $452,600           $420,515          $635,246
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%       1.00%/1.20%
Investment income ratio**                         --%               0.10%              0.58%              0.78%             0.20%
Total return***                         3.29% - 3.08%       6.76% - 6.53%    20.41% - 20.22%   (24.85)%-(25.01)%  (9.61)%-(12.23)%

SBL Large Cap Value
Units                                      5,763,907           6,555,288          7,304,686          8,021,821         9,199,582
Unit value                           $19.84 - $60.98     $18.13 - $55.84    $16.53 - $51.00     $ 12.96-$40.08     $17.26-$53.47
Net assets (000s)                           $351,350            $365,902           $372,446           $321,391          $491,520
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%       1.00%/1.20%
Investment income ratio**                         --%               0.06%              0.86%              1.83%             1.25%
Total return***                         9.42% - 9.20%       9.68% - 9.49%    27.55% - 27.25%   (24.91)%-(25.06)%   (5.58)%-(6.90)%

                                    Variflex

            Subaccount                     2005                2004               2003               2002               2001
---------------------------------------------------------------------------------------------------------------------------------
SBL Money Market
Units                                      1,190,308           1,382,339          1,857,974          2,677,426          3,462,183
Unit value                           $13.19 - $21.94     $12.98 - $21.62    $13.01 - $21.73     $ 13.07-$21.87     $ 13.05-$21.87
Net assets (000s)                            $26,110             $29,888            $40,359            $58,549            $75,683
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                         --%               0.05%              0.66%              4.60%              5.80%
Total return***                         1.67% - 1.47%    (0.23)% - (0.51)%  (0.46)% - (0.64)%       0.15%-0.00%        2.76%-2.44%

SBL Global
Units                                     10,358,548          11,325,242         12,526,021         13,314,411         14,517,191
Unit value                           $32.42 - $34.74     $28.84 - $30.97    $24.52 - $26.39      $17.27-$18.62      $22.57-$24.38
Net assets (000s)                           $359,811            $350,718           $330,533           $247,891           $353,582
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                         --%                 --%              0.25%              0.12%                --%
Total return***                       12.39% - 12.17%     17.62% - 17.36%    41.98% - 41.73%   (23.48)%-(23.63)%  (11.31)%-(13.13)%

SBL Diversified Income
Units                                      2,438,681           2,694,129          3,113,400          4,055,625          3,349,740
Unit value                           $16.49 - $30.88     $16.35 - $30.68    $15.91 - $29.91      $15.57-$29.34      $14.39-$27.17
Net assets (000s)                            $75,274             $82,638            $93,110           $118,960            $90,400
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                         --%               0.86%              8.72%              4.40%              6.30%
Total return***                         0.83% - 0.63%       2.77% - 2.57%       2.18% -1.94%        8.20%-7.96%        6.36%-5.15%

SBL Large Cap Growth
Units                                      3,803,904           3,688,038          3,951,341          3,245,940          1,032,178
Unit value                             $6.08 - $6.15       $5.95 - $6.01      $5.84 - $5.88        $4.76-$4.79        $6.61-$6.64
Net assets (000s)                            $23,141             $21,943            $23,043            $15,451             $6,825
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                         --%                 --%                --%                --%                --%
Total return***                         2.30% - 2.10%       2.21% - 1.88%    22.76% - 22.69%   (27.86)%-(27.99)%  (12.10)%-(16.27)%

SBL Enhanced Index
Units                                      2,514,822           2,497,841          2,352,645          2,339,883          2,228,338
Unit value                             $9.19 - $9.32       $8.86 - $8.96      $8.16 - $8.24        $6.47-$6.51        $8.50-$8.54
Net assets (000s)                            $23,124             $22,130            $19,195            $15,122            $18,932
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                         --%               0.09%              0.77%              1.31%              0.43%
Total return***                         4.00% - 3.79%       8.74% - 8.58%    26.57% - 26.12%   (23.77)%-(23.88)%  (11.32)%-(11.55)%

                                    Variflex

           Subaccount                     2005                2004               2003               2002               2001
---------------------------------------------------------------------------------------------------------------------------------
SBL Mid Cap Growth
Units                                      6,720,977           7,610,871          8,599,527          8,736,861          9,852,042
Unit value                           $37.87 - $48.18     $35.48 - $45.23    $32.54 - $41.57      $21.03-$26.92      $30.12-$38.63
Net assets (000s)                           $323,810            $344,247           $357,494           $235,157           $380,142
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                         --%                 --%                --%                --%                --%
Total return***                         6.74% - 6.53%       9.04% - 8.80%    54.73% - 54.42%   (30.18)%-(30.35)%  (11.42)%-(15.75)%

SBL Managed Asset Allocation
Units                                      2,679,995           2,776,986          2,851,694          2,661,895          2,920,433
Unit value                           $19.95 - $20.36     $19.35 - $19.71    $17.69 - $17.98     $ 14.45-$14.66      $16.18-$16.38
Net assets (000s)                            $53,470             $53,738            $50,443            $38,464            $47,236
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                         --%               0.51%              1.68%              4.16%              2.68%
Total return***                         3.31% - 3.10%       9.62% - 9.38%    22.65% - 22.42%   (10.50)%-(10.69)%    (4.99)%-(6.08)%

SBL Equity Income
Units                                      5,816,992           5,924,353          5,549,348          5,671,599          5,461,226
Unit value                           $26.28 - $26.81     $25.63 - $26.10    $22.67 - $23.04     $ 18.32-$18.58      $21.41-$21.68
Net assets (000s)                           $152,821            $151,845           $125,807           $103,904           $116,921
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                         --%               0.16%              1.31%              2.70%              1.62%
Total return***                         2.71% - 2.50%     13.28% - 13.06%    24.00% - 23.74%   (14.30)%-(14.47)%    (0.71)%-(0.32)%

SBL High Yield
Units                                      1,258,612           1,472,711          1,862,440          1,243,249            682,572
Unit value                           $16.83 - $17.16     $16.41 - $16.69    $14.88 - $15.11     $ 12.38-$12.54      $12.48-$12.61
Net assets (000s)                            $21,193             $24,166            $27,725            $15,391             $8,515
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                         --%               0.76%              7.01%              7.55%             11.63%
Total return***                         2.77% - 2.57%     10.46% - 10.28%    20.49% - 20.19%     (0.56)%-(0.80)%       5.61%-2.97%

SBL Small Cap Value
Units                                      3,223,206           3,102,930          2,986,689          2,833,078          2,766,776
Unit value                           $23.71 - $23.98     $20.96 - $21.15    $17.62 - $17.75     $ 11.82-$11.88      $12.86-$12.90
Net assets (000s)                            $76,420             $65,027            $52,612            $33,474            $35,560
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                         --%                 --%                --%                --%                --%
Total return***                       13.36% - 13.14%     19.15% - 18.96%    49.41% - 49.07%     (7.91)%-(8.09)%     22.94%-20.90%

                                    Variflex

           Subaccount                     2005                2004               2003               2002               2001
---------------------------------------------------------------------------------------------------------------------------------
SBL Social Awareness
Units                                      3,065,753           3,612,172          4,009,594          4,435,507          4,960,695
Unit value                           $20.65 - $25.71     $19.87 - $24.78    $19.08 - $23.85      $15.55-$19.47      $20.12-$25.24
Net assets (000s)                            $78,783             $89,487            $95,596            $86,341           $125,208
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                         --%               0.05%              0.45%              0.51%                --%
Total return***                         3.95% - 3.74%       4.14% - 3.90%    22.70% - 22.44%   (22.71)%-(22.86)%  (11.43)%-(13.94)%

SBL Mid Cap Value
Units                                      4,572,351           4,429,106          4,040,347          3,991,983          3,768,160
Unit value                           $47.67 - $48.51     $41.52 - $42.16    $33.09 - $33.54      $21.71-$21.96      $25.58-$25.82
Net assets (000s)                           $217,980            $183,864           $133,700            $86,666            $96,353
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%       1.00%/1.20%
Investment income ratio**                         --%               0.02%              0.27%              0.90%              0.29%
Total return***                       15.05% - 14.82%     25.70% - 25.48%    52.73% - 52.42%   (14.95)%-(15.13)%     12.44%-10.01%

SBL Main Street Growth & Income
Units                                      3,281,513           3,341,911          3,100,877          2,726,055          2,238,999
Unit value                             $8.85 - $8.95       $8.50 - $8.58      $7.91 - $7.97        $6.34-$6.38        $7.95-$7.98
Net assets (000s)                            $29,048             $28,407            $24,541            $17,294            $17,815
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                         --%               0.03%              0.41%              0.44%              0.15%
Total return***                         4.34% - 4.13%       7.65% - 7.46%    24.92% - 24.76%   (20.05)%-(20.25)%   (8.30)%-(10.94)%

SBL Small Cap Growth
Units                                      3,173,428           3,611,227          4,284,018          3,451,613          4,024,442
Unit value                           $17.27 - $17.56     $16.26 - $16.50    $14.04 - $14.22        $9.08-$9.18      $12.52-$12.62
Net assets (000s)                            $54,810             $58,717            $60,164            $31,359            $50,376
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                         --%                 --%                --%                --%                --%
Total return***                         6.44% - 6.22%     16.03% - 15.81%    54.90% - 54.63%   (27.26)%-(27.48)%  (22.43)%-(28.54)%

SBL Select 25
Units                                      2,450,755           2,589,523          2,845,894          3,286,510          3,572,380
Unit value                             $9.30 - $9.43       $8.42 - $8.52      $7.64 - $7.71        $6.56-$6.61        $9.05-$9.10
Net assets (000s)                            $22,788             $21,806            $21,729            $21,562            $32,336
Ratio of expenses to net assets*          1.00%/1.20%         1.00%/1.20%        1.00%/1.20%        1.00%/1.20%        1.00%/1.20%
Investment income ratio**                         --%                 --%                --%                --%                --%
Total return***                       10.64% - 10.41%     10.51% - 10.10%    16.64% - 16.46%   (27.36)%-(27.51)%    (7.46)%-(9.36)%

                                    Variflex

           Subaccount                   2005           2004           2003         2002      2001
-------------------------------------------------------------------------------------------------
SBL Alpha Opportunity(2)
Units                                   724,547        373,625         --           --        --
Unit value                               $11.34         $10.76         --           --        --
Net assets (000s)                        $8,214         $4,021         --           --        --
Ratio of expenses to net assets*     1.00%/1.20%    1.00%/1.20%          %            %         %
Investment income ratio**                    --%            --%        --%          --%       --%
Total return***                            5.38%          7.60%        --%          --%       --%

Van Kampen LIT Comstock(1)
Units                                    18,986             --         --           --        --
Unit value                               $10.19             --         --           --        --
Net assets (000s)                          $194             --         --           --        --
Ratio of expenses to net assets*     1.00%/1.20%            --%        --%          --%       --%
Investment income ratio**                    --%            --%        --%          --%       --%
Total return***                            1.93%            --%        --%          --%       --%

Van Kampen LIT Government(1)
Units                                    57,919             --         --           --        --
Unit value                               $10.11             --         --           --        --
Net assets (000s)                          $586             --         --           --        --
Ratio of expenses to net assets*     1.00%/1.20%            --%        --%          --%       --%
Investment income ratio**                    --%            --%        --%          --%       --%
Total return***                            1.13%            --%        --%          --%       --%

Van Kampen UIF Equity and
   Income(1)
Units                                    35,076             --         --           --        --
Unit value                               $10.11             --         --           --        --
Net assets (000s)                          $355             --         --           --        --
Ratio of expenses to net assets*     1.00%/1.20%            --%        --%          --%       --%
Investment income ratio**                    --%            --%        --%          --%       --%
Total return***                            1.09%            --%        --%          --%       --%

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

                                    Variflex

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1)   The inception date of these subaccounts was November 15, 2005.

(2)   The inception date of these subaccounts was February 11, 2004.

(3) Investment income is less than $1,000, so amount is not reported in the statement of operations, but is used in the investment income ratio calculation.

                                     PART C
                                OTHER INFORMATION


Item 24.      Financial Statements and Exhibits

              a.   Financial Statements

                   The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 are incorporated herein by reference to the financial statements filed with the SBL Variable Annuity Account XIV Post-Effective Amendment No. 9 under the Securities Act of 1933 and Post-Effective Amendment No. 19 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed April 28, 2006).

                   The financial statements for the Variflex Separate Account at December 31, 2005 and for each of the specified periods ended December 31, 2005, or for portions of such periods as disclosed in the financial statements, are included in Part B of this Registration Statement.

              b.   Exhibits

                     (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(b)
                     (2)   Not Applicable
                     (3)   (a)  Facilities Agreement(n)
                           (b)  SBL Variable Products Sales Agreement(g)
                           (c) SBL Variable Products Schedule of Commissions Variflex - Variable Annuity(f)
                           (d) SBL Variable Products Schedule of Asset-Based Commissions(f)
                           (e)  Marketing Organization Agreement(f)
                           (f) SBL Variable Products Variflex Variable Annuity Commission Schedule(f)
                           (g) Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreement(m)
                           (h)  Distribution Agreement
                     (4)   (a)  Individual Contract (Form V6023 1-98)(b)
                           (b)  Individual Contract-Unisex (Form V6023 1-98U)(b)
                           (c)  Group Allocated Contract (Form GV6023 1-98)(b)
                           (d) Group Allocated Contract-Unisex (Form GV6023 1-98U)(b)
                           (e)  Group Certificate (Form GVC6023 1-98)(b)
                           (f)  Group Certificate-Unisex (Form GVC6023 1-98U)(b)
                           (g)  Group Unallocated Contract (Form GV6317 2-88)(a)
                           (h)  Loan Endorsement (Form V6066 10-00)(h)
                           (i) Group Loan Provision Certificate (Form GV6821 L-4 1-97)(a)
                           (j) Individual Stepped-Up Death Benefit Endorsement (Form V6050 3-96)(a)

                           (k)  Group Stepped-Up Death Benefit Endorsement
                                (Form V6050A 3-96)(a)
                           (l) Group Stepped-Up Death Benefit Certificate (Form V6050C 3-96)(a)
                           (m)  Individual Withdrawal Charge Waiver
                                (Form V6051 3-96)(a)
                           (n)  Group Withdrawal Charge Waiver
                                (Form GV6051 3-96)(a)
                           (o)  Group Withdrawal Charge Waiver Certificate
                                (Form GV6051C 3-96)(a)
                           (p)  Group and Individual IRA Endorsement
                                (Form 4453C-5 R9-96)(a)
                           (q)  SIMPLE IRA Endorsement (Form 4453C-5S R9-03)(k)
                           (r)  TSA Endorsement (Form V6101 (9-05))(n)
                           (s)  457 Endorsement (Form V6054 2-98)(c)
                           (t)  403(a) Endorsement (Form V6057 10-98)(d)
                           (u)  Roth IRA Endorsement (Form V6851A R9-03)(k)
                           (v) Method for Deductions Endorsement (Form V6071 3-01)(f)
                           (w)  Texas Optional Retirement Plan Rider
                                (Form V6932G 7-00)(f)
                           (x)  Traditional IRA Endorsement
                                (Form V6849A R9-03)(k)
                           (y)  Terminal Illness (Form V6051 TI 2-97)(i)
                           (z)  Endorsement Non-Qualified (Form V6822 1-85)(i)
                     (5)   (a)  Group and Individual Application (Form V7567
                                (9-05))
                           (b)  Group Enrollment (Form GV7581 1-98)(e)
                     (6)   (a)  Composite of Articles of Incorporation of SBL(j)
                           (b)  Bylaws of SBL(n)
                     (7)   Not Applicable
                     (8)   (a)  Participation Agreement - AIM
                           (b)  Participation Agreement - American Century
                           (c)  Participation Agreement - Dreyfus
                           (d) Participation Agreement - Legg Mason (Citigroup Global Markets, Inc.)
                           (e)  Participation Agreement - MFS(R)(o)
                           (f)  Participation Agreement - Neuberger
                                Berman - AMT Funds
                           (g)  Participation Agreement - Oppenheimer
                           (h)  Participation Agreement - PIMCO(l)
                           (i)  Participation Agreement - Royce
                           (j)  Participation Agreement - Rydex(p)
                           (k)  Participation Agreement - Van Kampen LIT
                           (l)  Participation Agreement - Van Kampen UIF
                                (Morgan Stanley) (o)
                     (9)   Opinion of Counsel(f)
                    (10)   Consent of Independent Registered Public Accounting
                           Firm
                    (11)   Not Applicable
                    (12)   Not Applicable


(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 2-89328 (filed April 30, 1997).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 2-89328 (filed August 17, 1998).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 2-89328 (filed April 30, 1998).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 2-89328 (filed April 29, 1999).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 2-89328 (filed May 1, 2000).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 2-89328 (filed April 11, 2001).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed February 16, 2001).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 2-89328 (filed April 8, 2002).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 23, 2005).

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2004).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(o) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-124509 (filed April 28, 2006).

(p) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).

Item 25.      Directors and Officers of the Depositor

              Name and Principal
              Business Address          Positions and Offices with Depositor
              ------------------        ------------------------------------
              Kris A. Robbins*          President, Chief Executive Officer and Director

              Thomas A. Swank*          Senior Vice President, Chief Financial Officer,
                                        Treasurer and Director

              J. Michael Keefer*        Senior Vice President, General Counsel, Secretary
                                        and Director

              Malcolm E. Robinson*      Senior Vice President, Assistant to the President and
                                        Chief Executive Officer and Director

              Venette R. Davis*         Senior Vice President, People Development & Brand
                                        Identity

              Michael G. Odlum*         Senior Vice President and Chief Investment Officer

              David J. Keith*           Senior Vice President, IT and Customer Management

              Kalman Bakk, Jr.*         Senior Vice President and Chief Marketing Officer

              Amy J. Lee*               Vice President, Associate General Counsel,
                                        and Assistant Secretary

              Thomas R. Kaehr*          Vice President, Controller and Assistant Treasurer

              Carmen R. Hill*           Assistant Vice President and Chief Compliance Officer

              *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

              The Depositor, Security Benefit Life Insurance Company ("SBL"), is controlled by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation, is wholly-owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2005, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

              The following chart indicates the persons controlled by or under common control with Variflex or SBL:

                                                                                             Percent of Voting
                                                                                              Securities Owned
                                                                       Jurisdiction of            by SBMHC
                                       Name                             Incorporation     (directly or indirectly)
              Security Benefit Mutual Holding Company (Holding             Kansas                   ---
              Company)

              Security Benefit Corporation (Holding Company)               Kansas                   100%

              Security Benefit Life Insurance Company (Stock Life          Kansas                   100%
              Insurance Company)

              Security Management Company, LLC (Investment Adviser)        Kansas                   100%

              Security Distributors, Inc. (Broker/Dealer, Principal        Kansas                   100%
              Underwriter of Mutual Funds)

              se(2), inc.  (Third Party Administrator)                     Kansas                   100%

              Security Benefit Academy, Inc. (Daycare Company)             Kansas                   100%

              Security Financial Resources, Inc. (Financial Services)      Kansas                   100%

              Security Financial Resources Collective Investments,        Delaware                  100%
              LLC (Private Fund)

              First Security Benefit Life Insurance and Annuity           New York                  100%
              Company of New York
              (Stock Life Insurance Company)

              Brecek & Young Advisors, Inc.                              California                 100%

              Brecek & Young Financial Services Group of Montana,          Montana                  100%
              Inc.

              Brecek & Young Financial Services Group of Nevada, Inc.      Nevada                   100%

              Brecek & Young Financial Group Insurance Agency of            Texas                   100%
              Texas, Inc.

              SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV and XI, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account (Varilife and SEB), SBL Variable Annuity

              Account VIII (Variflex Extra Credit), SBL Variable Annuity Account VIII (Variflex LS), SBL Variable Annuity Account VIII (Variflex Signature), SBL Variable Annuity Account XIV (SecureDesigns), SBL Variable Annuity Account XIV (AdvisorDesigns), SBL Variable Annuity Account XIV (NEA Valuebuilder), SBL Variable Annuity Account XIV (AdvanceDesigns), SBL Variable Annuity Account XIV (Security Benefit Advisor), SBL Variable Annuity Account XIV (AEA Valuebuilder), SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director), SBL Variable Annuity Account XVII (ClassicStrategies), SBL Variable Annuity Account XVII (ThirdFed), T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

              Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 31, 2005, the approximate percentage of ownership by the separate accounts for each company is as follows:

                Security Income Opportunity Fund                   59.89%
                SBL Fund                                             100%

Item 27.      Number of Contractowners

              As of February 1, 2006, there were 80,054 owners of Variflex Qualified Contracts and 17,866 owners of Variflex Non-Qualified Contracts.

Item 28.      Indemnification

              The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                           (b) Any repeal or modification of the foregoing
                  paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

              Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

              (a) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as distributor of the Variflex contracts. SDI also acts as a distributor for SBL Variable Annuity Accounts I, III, IV, XI and XIV (SecureDesigns, NEA Valuebuilder, AdvisorDesigns, AdvanceDesigns, Security Benefit Advisor, NEA Valuebuilder Retirement Income Director and AEA Valuebuilder), SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex Extra Credit, Variflex LS and Variflex Signature), SBL Variable Annuity Account XVII (ClassicStrategies and ThirdFed Variable Annuity), Separate Account IX, Separate Account XVI and Parkstone Variable Annuity Separate Account. SDI acts as distributor for variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL") issued under FSBL's Variable Annuity Account A and Variable Annuity Account B. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund and Security Financial Resources Collective Investments, LLC.

              (b)
                   Name and Principal     Position and Offices
                   Business Address*        with Underwriter

                   Gregory J. Garvin      President and Director
                   Michael G. Odlum       Director
                   Richard J. Wells       Director
                   Brenda M. Harwood      Vice President, Treasurer and Director
                   Frank D. Memmo         Vice President and Director
                   Amy J. Lee             Secretary and Chief Compliance Officer

                   *One Security Benefit Place, Topeka, Kansas 66636-0001

              (c)  Not Applicable

Item 30.      Location of Accounts and Records

              All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.      Management Services

              All management contracts are discussed in Part A or Part B.

Item 32.      Undertakings

              (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

              (b) Registrant undertakes that it will include as part of the Variflex contract application a space that an applicant can check to request a Statement of Additional Information.

              (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

              (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

              (e) SBL, sponsor of the unit investment trust, Variflex, hereby represents that it is relying upon American Counsel of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28,

                    1988), and that it has complied with the provisions of paragraphs (1) - (4) of such no-action letter which are incorporated herein by reference.

              (f) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 28th day of April, 2006.

SIGNATURES AND TITLES

      Security Benefit Life Insurance Company -
      Variflex Separate Account
      (The Registrant)

By:                             KRIS A. ROBBINS
      ---------------------------------------------------------------------
      Kris A. Robbins, President, Chief Executive Officer and Director

By:                             THOMAS A. SWANK
      ---------------------------------------------------------------------
      Thomas A. Swank, Senior Vice President, Chief Financial Officer, Treasurer and Director

      Security Benefit Life Insurance Company (The Depositor)

By:                             KRIS A. ROBBINS
      ---------------------------------------------------------------------

      Kris A. Robbins, President, Chief Executive Officer and Director

By:                             THOMAS A. SWANK
      ---------------------------------------------------------------------
      Thomas A. Swank, Senior Vice President, Chief Financial Officer, Treasurer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 28 , 2006.

                              SIGNATURES AND TITLES

By:                            J. MICHAEL KEEFER
      ---------------------------------------------------------------------
      J. Michael Keefer, Senior Vice President, General
      Counsel, Secretary and Director

By:                           MALCOLM E. ROBINSON
      ---------------------------------------------------------------------
      Malcolm E. Robinson, Senior Vice President, and Director

                                  EXHIBIT INDEX


  (1)   None

  (2)   None

  (3)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    None
        (f)    None
        (g)    None
        (h)    Distribution Agreement

  (4)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    None
        (f)    None
        (g)    None
        (h)    None
        (i)    None
        (j)    None
        (k)    None
        (l)    None
        (m)    None
        (n)    None
        (o)    None
        (p)    None
        (q)    None
        (r)    None
        (s)    None
        (t)    None
        (u)    None
        (v)    None
        (w)    None
        (x)    None
        (y)    None
        (z)    None

  (5)   (a)    Group and Individual Application (b) None

  (6)   (a)    None
        (b)    None

  (7)   None

  (8)   (a)    Participation Agreement - AIM
        (b)    Participation Agreement - American Century
        (c)    Participation Agreement - Dreyfus
        (d)    Participation Agreement - Legg Mason (Citigroup Global Markets,
               Inc.)
        (e)    None
        (f)    Participation Agreement - Neuberger Berman - AMT Funds
        (g)    Participation Agreement - Oppenheimer
        (h)    None
        (i)    Participation Agreement - Royce
        (j)    None
        (k)    Participation Agreement - Van Kampen LIT
        (l)    None

  (9)   None

(10)    Consent of Independent Registered Public Accounting Firm

(11)    None

(12)    None